UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio   44144
(Address of principal executive offices)       (Zip code)

Citi Fund Services Ohio, Inc.,
4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1.  Reports to Stockholders.

December 31, 2023
Annual Report
Victory Variable Insurance Funds
Victory 500 Index VIP Series

vcm.com
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The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to
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Daily share prices
The latest fund news
Investment resources to help you become a better investor
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Victory
Variable
Insurance
Funds
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary (Unaudited) 5
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
18
Statement of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
21
Notes to Financial Statements 22
Report of Independent Registered Public Accounting Firm 29
Supplemental Information (Unaudited)
Trustee and Officer Information
30
Proxy Voting and Portfolio Holdings Information
32
Expense Example
32
Additional Federal Income Tax Information
33
Advisory Contract Approval
34
Privacy Policy
36

Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
What a difference a year can make. After enduring tumultuous markets and steep drawdowns in both equities and bonds during
2022, investors must be feeling a sense of relief. Despite the ongoing challenges and several bouts of elevated volatility, we all benefitted from an impressive rebound in both stock and bond markets during our most recent annual reporting period ending
December 31, 2023.
Looking back, it wasn’t clear sailing all year, and there were plenty of twists and turns along the way. The year got off to a quick start as equity investors enjoyed what could only be described as a relief rally. Markets rebounded in January after the excessive selling of 2022. In the United States, some of the most beaten down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
But the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This ratcheted up volatility for a little while as investors feared a wider banking crisis; however, the U.S. Federal Reserve (the “Fed”) took the necessary steps to quickly restore confidence in the banking system. It also helped that the Fed paused its rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the second quarter and into the summer, but the momentum again reversed later in the third quarter. Investors wondered if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession.
Ironically, good news on the economy had become bad news on the interest-rate outlook. We were all waiting for labor markets to moderate, which would help keep wages in check and ensure inflation would not worsen. The market began struggling with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Deep into the third quarter investors were dealing with yet another bout of turmoil as yields pushed higher and eventually peaked for the year. This was widely interpreted as a warning sign for future economic growth, and many pundits were also predicting an imminent recession.
Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. All this gave the Fed the leeway to back off—and likely end—its historic rate-hike campaign. Not surprisingly, the fourth quarter finished with a strong rally in equity markets, and with declining yields and rising bond prices. Investors cheered!
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of more than 26% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg
U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 5.53% for the year.
Although the story of 2023 had a happy ending, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s also important to resist unbridled optimism when markets rally strongly. We believe the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 or visit our website at
vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

Victory 500 Index VIP Series
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
In 2023, investors experienced a significant recovery in both stock and bond markets. The robust performance was fueled by a strong economy, better-than-expected corporate earnings, and the U.S. Federal Reserve (the “Fed”) signaling the end of interest rate hikes. Stocks surged by 25%, with technology and growth stocks particularly benefiting from expectations of Fed rate cuts and the growing influence of artificial intelligence technologies. Bond investors were relieved as they avoided a third consecutive year of losses.
At the beginning of the year, concerns about inflation and the anticipation of a recession by the second half of the year loomed.
Contrary to expectations, inflation cooled, and the economy remained robust despite a first-quarter regional banking crisis that initially raised fears of a credit crunch. Although the Fed raised interest rates four times during the year, Fed officials, in their
December meeting, indicated no further increases and hinted at potential rate cuts.
How did Victory 500 Index VIP Series (the “Fund”) perform during the reporting period?
The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500
Index (the “Index”). The Fund returned 26.94% for the fiscal year ended December 31, 2023, compared to the Index, which returned 27.29% for the reporting period.
What strategies did you employ during the reporting period?
The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Victory 500 Index VIP Series
Investment Overview
(Unaudited)
*Effective December 1, 2023, VettaFi , LLC was approved to administer, calculate, and publish the Victory US Large Cap 500 Index, the index that the Fund seeks to track.
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower. Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity
Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
Victory 500 Index VIP Series — Growth of $10,000
1
The unmanaged Victory US Large Cap 500 Index is a market-cap weighted index that consists of the largest 500 companies within the VettaFi US
Equity 3000 Index
SM
("Parent Index").  The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged S&P 500
®
Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S.
companies. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class I
INCEPTION DATE 8/25/99
Net Asset
Value
Victory US Large
Cap 500 Index*
1
S&P 500
®
Index
2
One Year 26.94% 27.29% 26.29%
Five Year 15.48% 16.10% 15.69%
Ten Year 11.79% 12.29% 12.03%

Victory Variable Insurance Funds
Victory 500 Index VIP Series
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500
Index.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
7.3%
Microsoft Corp.
6.7%
Amazon.com, Inc.
3.4%
NVIDIA Corp.
2.9%
Alphabet, Inc., Class A
2.0%
Meta Platforms, Inc., Class A
1.9%
Alphabet, Inc., Class C
1.8%
Tesla, Inc.
1.7%
Broadcom, Inc.
1.2%
Eli Lilly & Co.
1.2%
Information Technology
29.5%
Financials
12.8%
Health Care
12.6%
Consumer Discretionary
10.4%
Industrials
8.8%
Communication Services
8.6%
Consumer Staples
6.1%
Energy
4.0%
Real Estate
2.4%
Materials
2.3%

Schedule of Portfolio Investments
December 31, 2023
Victory Variable Insurance Funds
Victory 500 Index VIP Series
8
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Communication Services (8.6%):
Alphabet, Inc. , Class C (a) ................................................. 11,997 $ 1,690,737
Alphabet, Inc. , Class A (a) ................................................. 13,276 1,854,525
AT&T, Inc. ........................................................... 16,090 269,990
Charter Communications, Inc. , Class A (a) ..................................... 227 88,230
Comcast Corp. , Class A .................................................. 8,973 393,466
Electronic Arts, Inc. ..................................................... 548 74,972
Fox Corp. , Class A ...................................................... 559 16,586
Fox Corp. , Class B ...................................................... 297 8,212
Liberty Broadband Corp. , Class A (a) ......................................... 37 2,984
Liberty Broadband Corp. , Class C (a) ......................................... 261 21,034
Liberty Media Corp.-Liberty Formula One (a) ................................... 455 28,724
Liberty Media Corp.-Liberty Formula One (a) ................................... 50 2,899
Live Nation Entertainment, Inc. (a) ........................................... 323 30,233
Meta Platforms, Inc. , Class A (a) ............................................ 4,983 1,763,783
Netflix, Inc. (a) ......................................................... 972 473,247
Omnicom Group, Inc. .................................................... 441 38,151
Pinterest, Inc. , Class A (a) ................................................. 1,299 48,115
ROBLOX Corp. , Class A (a) ............................................... 1,052 48,097
Snap, Inc. , Class A (a) .................................................... 2,323 39,328
Take-Two Interactive Software, Inc. (a) ........................................ 352 56,654
The Interpublic Group of Cos., Inc. .......................................... 859 28,038
The Trade Desk, Inc. , Class A (a) ............................................ 995 71,600
The Walt Disney Co. .................................................... 4,120 371,995
T-Mobile US, Inc. ...................................................... 1,023 164,018
Verizon Communications, Inc. .............................................. 9,465 356,831
Warner Bros Discovery, Inc. (a) ............................................. 4,980 56,672
7,999,121
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 570 134,241
Cisco Systems, Inc. ..................................................... 9,131 461,298
Motorola Solutions, Inc. .................................................. 372 116,469
712,008
Consumer Discretionary (10.4%):
Airbnb, Inc. , Class A (a) .................................................. 929 126,474
Amazon.com, Inc. (a) .................................................... 20,414 3,101,703
Aptiv PLC (a) .......................................................... 634 56,882
AutoZone, Inc. (a) ....................................................... 40 103,424
Best Buy Co., Inc. ...................................................... 432 33,817
Booking Holdings, Inc. (a) ................................................. 78 276,683
Carnival Corp. (a) ....................................................... 2,215 41,066
Chipotle Mexican Grill, Inc. (a) ............................................. 61 139,505
D.R. Horton, Inc. ....................................................... 653 99,243
Darden Restaurants, Inc. .................................................. 270 44,361
Deckers Outdoor Corp. (a) ................................................. 57 38,101
Domino's Pizza, Inc. ..................................................... 78 32,154
DoorDash, Inc. , Class A (a) ................................................ 608 60,125
DraftKings, Inc. (a) ...................................................... 1,003 35,356
eBay, Inc. ............................................................ 1,165 50,817
Expedia Group, Inc. (a) ................................................... 298 45,233
Ford Motor Co. ........................................................ 8,840 107,760
Garmin Ltd. ........................................................... 345 44,346
General Motors Co. ..................................................... 3,077 110,526
Genuine Parts Co. ...................................................... 315 43,628
Hilton Worldwide Holdings, Inc. ............................................ 597 108,708
Las Vegas Sands Corp. ................................................... 817 40,205
Lennar Corp. , Class B ................................................... 24 3,217
Lennar Corp. , Class A .................................................... 551 82,121
LKQ Corp. ........................................................... 598 28,578
Lowe's Cos., Inc. ....................................................... 1,294 287,980
Lululemon Athletica, Inc. (a) ............................................... 249 127,311

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Marriott International, Inc. , Class A .......................................... 558 $ 125,835
McDonald's Corp. ...................................................... 1,631 483,608
MGM Resorts International (a) .............................................. 618 27,612
NIKE, Inc. , Class B ..................................................... 2,664 289,231
NVR, Inc. (a) .......................................................... 7 49,003
O'Reilly Automotive, Inc. (a) ............................................... 132 125,411
Pool Corp. ............................................................ 85 33,890
PulteGroup, Inc. ........................................................ 482 49,752
Rivian Automotive, Inc. , Class A (a) .......................................... 1,509 35,401
Ross Stores, Inc. ....................................................... 743 102,824
Royal Caribbean Cruises Ltd. (a) ............................................ 528 68,371
Starbucks Corp. ........................................................ 2,492 239,257
Tesla, Inc. (a) .......................................................... 6,226 1,547,036
The Home Depot, Inc. ................................................... 2,236 774,886
The TJX Cos., Inc. ...................................................... 2,563 240,435
Tractor Supply Co. ...................................................... 243 52,252
Ulta Beauty, Inc. (a) ..................................................... 109 53,409
Yum! Brands, Inc. ...................................................... 631 82,446
9,649,983
Consumer Staples (6.1%):
Albertsons Cos., Inc. , Class A .............................................. 745 17,135
Altria Group, Inc. ....................................................... 3,978 160,473
Archer-Daniels-Midland Co. ............................................... 1,192 86,086
Brown-Forman Corp. , Class B ............................................. 673 38,428
Brown-Forman Corp. , Class A .............................................. 109 6,495
Campbell Soup Co. ..................................................... 443 19,151
Church & Dwight Co., Inc. ................................................ 554 52,386
Colgate-Palmolive Co. ................................................... 1,852 147,623
Conagra Brands, Inc. .................................................... 1,071 30,695
Constellation Brands, Inc. , Class A .......................................... 381 92,107
Costco Wholesale Corp. .................................................. 992 654,799
Dollar General Corp. .................................................... 493 67,023
Dollar Tree, Inc. (a) ...................................................... 489 69,462
General Mills, Inc. ...................................................... 1,306 85,073
Hormel Foods Corp. ..................................................... 649 20,839
Kellanova ............................................................ 645 36,062
Kenvue, Inc. .......................................................... 3,896 83,881
Keurig Dr Pepper, Inc. ................................................... 2,234 74,437
Kimberly-Clark Corp. .................................................... 759 92,226
Lamb Weston Holdings, Inc. ............................................... 321 34,697
McCormick & Co., Inc. .................................................. 596 40,778
Mondelez International, Inc. , Class A ......................................... 3,060 221,636
Monster Beverage Corp. (a) ................................................ 1,680 96,785
PepsiCo, Inc. .......................................................... 3,086 524,126
Philip Morris International, Inc. ............................................. 3,490 328,339
Sysco Corp. ........................................................... 1,134 82,929
Target Corp. .......................................................... 1,037 147,690
The Clorox Co. ........................................................ 279 39,783
The Coca-Cola Co. ...................................................... 9,675 570,148
The Estee Lauder Cos., Inc. ............................................... 521 76,196
The Hershey Co. ....................................................... 337 62,830
The J.M. Smucker Co. ................................................... 233 29,447
The Kraft Heinz Co. ..................................................... 2,531 93,596
The Kroger Co. ........................................................ 1,608 73,502
The Procter & Gamble Co. ................................................ 5,305 777,395
Tyson Foods, Inc. , Class A ................................................ 626 33,647
Walgreens Boots Alliance, Inc. ............................................. 1,606 41,933
Walmart, Inc. .......................................................... 3,221 507,791
5,617,629
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. , Class A ................................................. 1,340 132,834
CDW Corp. ........................................................... 301 68,423

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Corning, Inc. .......................................................... 1,735 $ 52,831
Jabil, Inc. ............................................................ 276 35,162
Keysight Technologies, Inc. (a) ............................................. 396 63,000
TE Connectivity Ltd. .................................................... 699 98,210
Teledyne Technologies, Inc. (a) ............................................. 105 46,860
Trimble, Inc. (a) ........................................................ 558 29,686
Zebra Technologies Corp. (a) ............................................... 115 31,433
558,439
Energy (4.0%):
Baker Hughes Co. ...................................................... 2,263 77,349
Cheniere Energy, Inc. .................................................... 529 90,306
Chevron Corp. ......................................................... 4,237 631,991
ConocoPhillips Co. ..................................................... 2,672 310,139
Coterra Energy, Inc. ..................................................... 1,662 42,414
Devon Energy Corp. ..................................................... 1,433 64,915
Diamondback Energy, Inc. ................................................ 388 60,171
EOG Resources, Inc. .................................................... 1,308 158,203
EQT Corp. ............................................................ 865 33,441
Exxon Mobil Corp. ..................................................... 9,008 900,620
Halliburton Co. ........................................................ 2,008 72,589
Hess Corp. ............................................................ 625 90,100
Kinder Morgan, Inc. ..................................................... 4,364 76,981
Marathon Oil Corp. ..................................................... 1,313 31,722
Marathon Petroleum Corp. ................................................ 853 126,551
Occidental Petroleum Corp. ............................................... 1,978 118,106
ONEOK, Inc. .......................................................... 1,306 91,707
Phillips 66 ............................................................ 988 131,542
Pioneer Natural Resources Co. ............................................. 522 117,387
Schlumberger NV ...................................................... 3,211 167,101
Targa Resources Corp. ................................................... 493 42,827
Texas Pacific Land Corp. ................................................. 17 26,732
The Williams Cos., Inc. .................................................. 2,729 95,051
Valero Energy Corp. ..................................................... 763 99,190
3,657,135
Financials (12.8%):
Aflac, Inc. ............................................................ 1,183 97,598
American Express Co. ................................................... 1,639 307,050
American International Group, Inc. .......................................... 1,579 106,977
Ameriprise Financial, Inc. ................................................. 227 86,221
Aon PLC , Class A ...................................................... 446 129,795
Apollo Global Management, Inc. ............................................ 892 83,125
Arch Capital Group Ltd. (a) ................................................ 815 60,530
Ares Management Corp. , Class A ........................................... 348 41,384
Arthur J. Gallagher & Co. ................................................. 481 108,167
Bank of America Corp. ................................................... 17,795 599,158
Berkshire Hathaway, Inc. , Class B (a) ......................................... 2,935 1,046,797
BlackRock, Inc. ........................................................ 330 267,894
Blackstone, Inc. ........................................................ 1,586 207,639
Block, Inc. (a) .......................................................... 1,212 93,748
Brown & Brown, Inc. .................................................... 535 38,044
Capital One Financial Corp. ............................................... 846 110,928
Cboe Global Markets, Inc. ................................................ 237 42,319
Chubb Ltd. ........................................................... 913 206,338
Cincinnati Financial Corp. ................................................ 346 35,797
Citigroup, Inc. ......................................................... 4,299 221,141
Citizens Financial Group, Inc. .............................................. 1,043 34,565
CME Group, Inc. ....................................................... 808 170,165
Coinbase Global, Inc. , Class A (a) ........................................... 378 65,742
Discover Financial Services ............................................... 560 62,944
Everest Group Ltd. ...................................................... 74 26,165
FactSet Research Systems, Inc. ............................................. 85 40,549
Fidelity National Information Services, Inc. .................................... 1,331 79,953

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Fifth Third Bancorp ..................................................... 1,525 $ 52,597
First Citizens Bancshares, Inc. , Class A ....................................... 23 32,636
Fiserv, Inc. (a) .......................................................... 1,342 178,271
FleetCor Technologies, Inc. (a) .............................................. 153 43,239
Franklin Resources, Inc. .................................................. 640 19,066
Global Payments, Inc. .................................................... 580 73,660
Huntington Bancshares, Inc. ............................................... 3,221 40,971
Intercontinental Exchange, Inc. ............................................. 1,276 163,877
Jack Henry & Associates, Inc. .............................................. 163 26,636
JPMorgan Chase & Co. .................................................. 6,448 1,096,805
KKR & Co., Inc. ....................................................... 1,504 124,606
Loews Corp. .......................................................... 412 28,671
LPL Financial Holdings, Inc. ............................................... 169 38,468
M&T Bank Corp. ....................................................... 372 50,994
Markel Group, Inc. (a) .................................................... 29 41,177
Marsh & McLennan Cos., Inc. ............................................. 1,109 210,122
Mastercard, Inc. , Class A ................................................. 1,873 798,853
MetLife, Inc. .......................................................... 1,397 92,384
Moody's Corp. ......................................................... 411 160,520
Morgan Stanley ........................................................ 2,837 264,550
MSCI, Inc. ........................................................... 173 97,857
Nasdaq, Inc. .......................................................... 959 55,756
Northern Trust Corp. .................................................... 457 38,562
PayPal Holdings, Inc. (a) .................................................. 2,407 147,814
Principal Financial Group, Inc. ............................................. 534 42,010
Prudential Financial, Inc. ................................................. 812 84,213
Raymond James Financial, Inc. ............................................. 424 47,276
Regions Financial Corp. .................................................. 2,089 40,485
S&P Global, Inc. ....................................................... 713 314,091
State Street Corp. ....................................................... 691 53,525
Synchrony Financial ..................................................... 925 35,326
T. Rowe Price Group, Inc. ................................................. 492 52,983
The Allstate Corp. ...................................................... 585 81,888
The Bank of New York Mellon Corp. ......................................... 1,728 89,942
The Charles Schwab Corp. ................................................ 3,739 257,243
The Goldman Sachs Group, Inc. ............................................ 730 281,612
The Hartford Financial Services Group, Inc. .................................... 675 54,257
The PNC Financial Services Group, Inc. ...................................... 894 138,436
The Progressive Corp. ................................................... 1,314 209,294
The Travelers Cos., Inc. .................................................. 512 97,531
Truist Financial Corp. .................................................... 2,994 110,538
U.S. Bancorp .......................................................... 3,499 151,437
Visa, Inc. , Class A ...................................................... 3,550 924,243
W.R. Berkley Corp. ..................................................... 454 32,107
Wells Fargo & Co. ...................................................... 8,168 402,029
Willis Towers Watson PLC ................................................ 232 55,958
11,805,249
Health Care (12.6%):
Abbott Laboratories ..................................................... 3,882 427,292
AbbVie, Inc. .......................................................... 3,971 615,386
Agilent Technologies, Inc. ................................................. 656 91,204
Align Technology, Inc. (a) ................................................. 161 44,114
Alnylam Pharmaceuticals, Inc. (a) ........................................... 281 53,786
Amgen, Inc. ........................................................... 1,203 346,488
Avantor, Inc. (a) ........................................................ 1,484 33,880
Baxter International, Inc. ................................................. 1,134 43,840
Becton Dickinson & Co. .................................................. 653 159,221
Biogen, Inc. (a) ......................................................... 324 83,841
BioMarin Pharmaceutical, Inc. (a) ........................................... 416 40,111
Boston Scientific Corp. (a) ................................................. 3,285 189,906
Bristol-Myers Squibb Co. ................................................. 4,579 234,948
Cardinal Health, Inc. .................................................... 552 55,642
Cencora, Inc. .......................................................... 382 78,455

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Centene Corp. (a) ....................................................... 1,190 $ 88,310
CVS Health Corp. ...................................................... 2,893 228,431
Danaher Corp. ......................................................... 1,518 351,174
Dexcom, Inc. (a) ........................................................ 858 106,469
Edwards Lifesciences Corp. (a) ............................................. 1,346 102,632
Elevance Health, Inc. .................................................... 527 248,512
Eli Lilly & Co. ......................................................... 1,910 1,113,377
Exact Sciences Corp. (a) .................................................. 403 29,814
GE HealthCare Technologies, Inc. ........................................... 884 68,351
Gilead Sciences, Inc. .................................................... 2,804 227,152
HCA Healthcare, Inc. .................................................... 439 118,829
Hologic, Inc. (a) ........................................................ 533 38,083
Humana, Inc. .......................................................... 276 126,356
IDEXX Laboratories, Inc. (a) ............................................... 185 102,684
Illumina, Inc. (a) ........................................................ 356 49,569
Incyte Corp. (a) ......................................................... 499 31,332
Insulet Corp. (a) ........................................................ 156 33,849
Intuitive Surgical, Inc. (a) ................................................. 788 265,840
IQVIA Holdings, Inc. (a) .................................................. 407 94,172
Johnson & Johnson ..................................................... 5,412 848,277
Laboratory Corp. of America Holdings ........................................ 191 43,412
McKesson Corp. ....................................................... 300 138,894
Medtronic PLC ........................................................ 2,992 246,481
Merck & Co., Inc. ...................................................... 5,699 621,305
Mettler-Toledo International, Inc. (a) ......................................... 48 58,222
Moderna, Inc. (a) ....................................................... 746 74,190
Molina Healthcare, Inc. (a) ................................................ 130 46,970
Pfizer, Inc. ............................................................ 19,899 572,892
Quest Diagnostics, Inc. ................................................... 251 34,608
Regeneron Pharmaceuticals, Inc. (a) .......................................... 235 206,398
ResMed, Inc. .......................................................... 329 56,595
Revvity, Inc. .......................................................... 277 30,279
Royalty Pharma PLC , Class A .............................................. 851 23,905
STERIS PLC .......................................................... 222 48,807
Stryker Corp. .......................................................... 800 239,568
The Cigna Group ....................................................... 647 193,744
The Cooper Cos., Inc. .................................................... 111 42,007
Thermo Fisher Scientific, Inc. .............................................. 869 461,256
UnitedHealth Group, Inc. ................................................. 2,076 1,092,952
Veeva Systems, Inc. , Class A (a) ............................................. 295 56,793
Vertex Pharmaceuticals, Inc. (a) ............................................. 579 235,589
Viatris, Inc. ........................................................... 2,678 29,003
Waters Corp. (a) ........................................................ 133 43,788
West Pharmaceutical Services, Inc. .......................................... 166 58,452
Zimmer Biomet Holdings, Inc. ............................................. 470 57,199
Zoetis, Inc. ........................................................... 1,033 203,883
11,688,519
Industrials (8.8%):
3M Co. .............................................................. 1,243 135,885
AMETEK, Inc. ........................................................ 518 85,413
Automatic Data Processing, Inc. ............................................ 922 214,798
Axon Enterprise, Inc. (a) .................................................. 158 40,816
Booz Allen Hamilton Holding Corp. ......................................... 289 36,966
Broadridge Financial Solutions, Inc. ......................................... 263 54,112
Builders FirstSource, Inc. (a) ............................................... 271 45,241
Carlisle Cos., Inc. ....................................................... 109 34,055
Carrier Global Corp. ..................................................... 1,887 108,408
Caterpillar, Inc. ........................................................ 1,145 338,542
Cintas Corp. .......................................................... 195 117,519
Copart, Inc. (a) ......................................................... 1,961 96,089
CSX Corp. ............................................................ 4,440 153,935
Cummins, Inc. ......................................................... 314 75,225
Deere & Co. .......................................................... 603 241,122

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Delta Air Lines, Inc. ..................................................... 1,444 $ 58,092
Dover Corp. ........................................................... 313 48,143
Eaton Corp. PLC ....................................................... 896 215,775
Emerson Electric Co. .................................................... 1,279 124,485
Equifax, Inc. .......................................................... 276 68,252
Expeditors International of Washington, Inc. .................................... 325 41,340
Fastenal Co. ........................................................... 1,284 83,165
FedEx Corp. .......................................................... 519 131,291
Fortive Corp. .......................................................... 789 58,094
General Dynamics Corp. .................................................. 611 158,658
General Electric Co. ..................................................... 2,442 311,672
Graco, Inc. ........................................................... 376 32,622
HEICO Corp. , Class A ................................................... 170 24,215
HEICO Corp. .......................................................... 95 16,993
Honeywell International, Inc. .............................................. 1,483 311,000
Howmet Aerospace, Inc. .................................................. 922 49,899
Hubbell, Inc. .......................................................... 120 39,472
IDEX Corp. ........................................................... 170 36,909
Illinois Tool Works, Inc. .................................................. 675 176,810
Ingersoll Rand, Inc. ..................................................... 910 70,379
J.B. Hunt Transport Services, Inc. ........................................... 184 36,752
Jacobs Solutions, Inc. .................................................... 281 36,474
Johnson Controls International PLC .......................................... 1,521 87,670
L3Harris Technologies, Inc. ............................................... 425 89,514
Leidos Holdings, Inc. .................................................... 306 33,121
Lennox International, Inc. ................................................. 72 32,221
Lockheed Martin Corp. ................................................... 558 252,908
Nordson Corp. ......................................................... 115 30,378
Norfolk Southern Corp. .................................................. 509 120,317
Northrop Grumman Corp. ................................................. 339 158,699
Old Dominion Freight Line, Inc. ............................................ 211 85,525
Otis Worldwide Corp. .................................................... 921 82,402
PACCAR, Inc. ......................................................... 1,157 112,981
Parker-Hannifin Corp. ................................................... 288 132,682
Paychex, Inc. .......................................................... 726 86,474
Paycom Software, Inc. ................................................... 115 23,773
Quanta Services, Inc. .................................................... 323 69,703
Republic Services, Inc. ................................................... 708 116,756
Rockwell Automation, Inc. ................................................ 258 80,104
Rollins, Inc. ........................................................... 626 27,337
RTX Corp. ............................................................ 3,236 272,277
Snap-on, Inc. .......................................................... 117 33,794
Southwest Airlines Co. ................................................... 1,337 38,613
SS&C Technologies Holdings, Inc. .......................................... 484 29,577
Stanley Black & Decker, Inc. .............................................. 339 33,256
Textron, Inc. .......................................................... 439 35,304
The Boeing Co. (a) ...................................................... 1,361 354,758
Trane Technologies PLC .................................................. 511 124,633
TransDigm Group, Inc. ................................................... 124 125,438
TransUnion ........................................................... 434 29,820
Uber Technologies, Inc. (a) ................................................ 4,460 274,602
Union Pacific Corp. ..................................................... 1,368 336,008
United Airlines Holdings, Inc. (a) ............................................ 735 30,326
United Parcel Service, Inc. , Class B .......................................... 1,628 255,970
United Rentals, Inc. ..................................................... 152 87,160
Veralto Corp. .......................................................... 521 42,857
Verisk Analytics, Inc. .................................................... 324 77,391
Vertiv Holdings Co. , Class A ............................................... 784 37,656
W.W. Grainger, Inc. ..................................................... 101 83,698
Waste Management, Inc. .................................................. 905 162,086
Watsco, Inc. ........................................................... 76 32,564
Westinghouse Air Brake Technologies Corp. .................................... 399 50,633

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Xylem, Inc. ........................................................... 541 $ 61,869
8,141,473
IT Services (1.5%):
Accenture PLC , Class A .................................................. 1,410 494,783
Akamai Technologies, Inc. (a) .............................................. 333 39,411
Cloudflare, Inc. , Class A (a) ................................................ 659 54,868
Cognizant Technology Solutions Corp. , Class A ................................. 1,127 85,122
EPAM Systems, Inc. (a) ................................................... 127 37,762
Gartner, Inc. (a) ........................................................ 170 76,689
International Business Machines Corp. ........................................ 2,055 336,095
MongoDB, Inc. (a) ...................................................... 155 63,372
Okta, Inc. (a) .......................................................... 348 31,505
Snowflake, Inc. , Class A (a) ................................................ 678 134,922
VeriSign, Inc. (a) ........................................................ 228 46,959
1,401,488
Materials (2.3%):
Air Products and Chemicals, Inc. ............................................ 493 134,983
Albemarle Corp. ....................................................... 264 38,143
Amcor PLC ........................................................... 3,245 31,282
Avery Dennison Corp. ................................................... 179 36,187
Ball Corp. ............................................................ 706 40,609
Celanese Corp. ......................................................... 244 37,910
CF Industries Holdings, Inc. ............................................... 428 34,026
Corteva, Inc. .......................................................... 1,585 75,953
Dow, Inc. ............................................................ 1,576 86,428
DuPont de Nemours, Inc. ................................................. 965 74,237
Ecolab, Inc. ........................................................... 571 113,258
Freeport-McMoRan, Inc. ................................................. 3,177 135,245
International Flavors & Fragrances, Inc. ....................................... 517 41,861
International Paper Co. ................................................... 770 27,836
Linde PLC ............................................................ 1,073 440,692
Lyondellbasell Industries NV , Class A ........................................ 581 55,241
Martin Marietta Materials, Inc. ............................................. 138 68,850
Newmont Corp. ........................................................ 2,592 107,283
Nucor Corp. ........................................................... 550 95,722
Packaging Corp. of America ............................................... 197 32,093
PPG Industries, Inc. ..................................................... 530 79,262
Reliance Steel & Aluminum Co. ............................................ 129 36,079
Steel Dynamics, Inc. ..................................................... 341 40,272
The Mosaic Co. ........................................................ 732 26,154
The Sherwin-Williams Co. ................................................ 530 165,307
Vulcan Materials Co. .................................................... 299 67,876
Westlake Corp. ........................................................ 74 10,357
2,133,146
Real Estate (2.4%):
Alexandria Real Estate Equities, Inc. ......................................... 387 49,060
American Tower Corp. ................................................... 1,043 225,163
AvalonBay Communities, Inc. .............................................. 319 59,723
CBRE Group, Inc. , Class A (a) .............................................. 681 63,394
CoStar Group, Inc. (a) .................................................... 910 79,525
Crown Castle, Inc. ...................................................... 973 112,080
Digital Realty Trust, Inc. .................................................. 681 91,649
Equinix, Inc. .......................................................... 211 169,937
Equity Residential ...................................................... 839 51,313
Essex Property Trust, Inc. ................................................. 144 35,703
Extra Space Storage, Inc. ................................................. 471 75,516
Gaming and Leisure Properties, Inc. ......................................... 575 28,376
Invitation Homes, Inc. ................................................... 1,373 46,833
Iron Mountain, Inc. ..................................................... 652 45,627
Mid-America Apartment Communities, Inc. .................................... 261 35,094
Prologis, Inc. .......................................................... 2,071 276,064

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Public Storage ......................................................... 356 $ 108,580
Realty Income Corp. .................................................... 1,629 93,537
SBA Communications Corp. ............................................... 240 60,886
Simon Property Group, Inc. ............................................... 728 103,842
Sun Communities, Inc. ................................................... 275 36,754
UDR, Inc. ............................................................ 737 28,220
Ventas, Inc. ........................................................... 902 44,956
VICI Properties, Inc. .................................................... 2,322 74,025
Welltower, Inc. ......................................................... 1,207 108,835
Weyerhaeuser Co. ...................................................... 1,638 56,953
WP Carey, Inc. ......................................................... 487 31,563
2,193,208
Semiconductors & Semiconductor Equipment (7.8%):
Advanced Micro Devices, Inc. (a) ............................................ 3,601 530,823
Analog Devices, Inc. .................................................... 1,113 220,997
Applied Materials, Inc. ................................................... 1,877 304,205
Broadcom, Inc. ........................................................ 1,031 1,150,854
Enphase Energy, Inc. (a) .................................................. 296 39,113
Entegris, Inc. .......................................................... 336 40,260
First Solar, Inc. (a) ...................................................... 225 38,763
Intel Corp. ............................................................ 9,490 476,872
KLA Corp. ........................................................... 306 177,878
Lam Research Corp. ..................................................... 295 231,062
Marvell Technology, Inc. ................................................. 1,929 116,338
Microchip Technology, Inc. ................................................ 1,193 107,585
Micron Technology, Inc. .................................................. 2,469 210,704
Monolithic Power Systems, Inc. ............................................ 102 64,340
NVIDIA Corp. ......................................................... 5,336 2,642,494
ON Semiconductor Corp. (a) ............................................... 966 80,690
QUALCOMM, Inc. ..................................................... 2,504 362,154
Skyworks Solutions, Inc. ................................................. 359 40,359
Teradyne, Inc. ......................................................... 343 37,222
Texas Instruments, Inc. ................................................... 2,043 348,250
7,220,963
Software (11.2%):
Adobe, Inc. (a) ......................................................... 1,018 607,339
ANSYS, Inc. (a) ........................................................ 195 70,762
Atlassian Corp. , Class A (a) ................................................ 331 78,732
Autodesk, Inc. (a) ....................................................... 480 116,870
Bentley Systems, Inc. , Class B ............................................. 468 24,420
Cadence Design Systems, Inc. (a) ............................................ 607 165,329
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 500 127,660
Datadog, Inc. , Class A (a) ................................................. 607 73,678
Dynatrace, Inc. (a) ...................................................... 606 33,142
Fair Isaac Corp. (a) ...................................................... 54 62,857
Fortinet, Inc. (a) ........................................................ 1,428 83,581
Gen Digital, Inc. ....................................................... 1,311 29,917
HubSpot, Inc. (a) ....................................................... 108 62,698
Intuit, Inc. ............................................................ 612 382,518
Microsoft Corp. ........................................................ 16,487 6,199,772
Oracle Corp. .......................................................... 3,574 376,807
Palantir Technologies, Inc. , Class A (a) ........................................ 4,112 70,603
Palo Alto Networks, Inc. (a) ................................................ 700 206,416
PTC, Inc. (a) ........................................................... 265 46,364
Roper Technologies, Inc. .................................................. 240 130,841
Salesforce, Inc. (a) ...................................................... 2,109 554,962
ServiceNow, Inc. (a) ..................................................... 459 324,279
Splunk, Inc. (a) ......................................................... 348 53,018
Synopsys, Inc. (a) ....................................................... 340 175,069
Tyler Technologies, Inc. (a) ................................................ 94 39,303
Unity Software, Inc. (a) ................................................... 515 21,058
Workday, Inc. , Class A (a) ................................................. 464 128,092

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Zoom Video Communications, Inc. , Class A (a) .................................. 517 $ 37,177
Zscaler, Inc. (a) ......................................................... 198 43,869
10,327,133
Technology Hardware, Storage & Peripherals (7.6%):
Apple, Inc. ........................................................... 34,996 6,737,780
Dell Technologies, Inc. , Class C ............................................ 538 41,157
Hewlett Packard Enterprise Co. ............................................. 2,880 48,902
HP, Inc. .............................................................. 2,221 66,830
NetApp, Inc. .......................................................... 462 40,730
Seagate Technology Holdings PLC .......................................... 468 39,953
Super Micro Computer, Inc. (a) ............................................. 109 30,984
Western Digital Corp. (a) .................................................. 726 38,021
7,044,357
Utilities (2.2%):
Alliant Energy Corp. .................................................... 574 29,446
Ameren Corp. ......................................................... 590 42,681
American Electric Power Co., Inc. ........................................... 1,184 96,164
American Water Works Co., Inc. ............................................ 438 57,812
Atmos Energy Corp. ..................................................... 333 38,595
CenterPoint Energy, Inc. .................................................. 1,418 40,512
CMS Energy Corp. ...................................................... 654 37,978
Consolidated Edison, Inc. ................................................. 776 70,593
Constellation Energy Corp. ................................................ 719 84,044
Dominion Energy, Inc. ................................................... 1,882 88,454
DTE Energy Co. ....................................................... 463 51,050
Duke Energy Corp. ...................................................... 1,734 168,267
Edison International ..................................................... 863 61,696
Entergy Corp. ......................................................... 474 47,964
Evergy, Inc. ........................................................... 510 26,622
Eversource Energy ...................................................... 784 48,388
Exelon Corp. .......................................................... 2,237 80,308
FirstEnergy Corp. ....................................................... 1,291 47,328
NextEra Energy, Inc. .................................................... 4,599 279,343
PG&E Corp. .......................................................... 4,523 81,550
PPL Corp. ............................................................ 1,656 44,878
Public Service Enterprise Group, Inc. ......................................... 1,121 68,549
Sempra .............................................................. 1,416 105,818
The AES Corp. ........................................................ 1,500 28,875
The Southern Co. ....................................................... 2,451 171,864
WEC Energy Group, Inc. ................................................. 709 59,677
Xcel Energy, Inc. ....................................................... 1,241 76,830
2,035,286
Total Common Stocks (Cost $23,713,404) 92,185,137
Total Investments (Cost $23,713,404) — 99.7% 92,185,137
Other assets in excess of liabilities — 0.3% 248,747
NET ASSETS - 100.00% $ 92,433,884
(a) Non-income producing security.
PLC
—
Public Limited Company

Victory Variable Insurance Funds
Victory 500 Index VIP Series

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 3/15/24 $ 714,165 $ 723,000 $ 8,835
Total unrealized appreciation $ 8,835
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 8,835

Statement of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Variable Insurance Funds
Victory 500 Index
VIP Series
Assets:
Investments,
at value (Cost $23,713,404) $ 92,185,137
Cash 593,685
Deposit with broker for futures contracts 156,816
Receivables:
Interest and dividends 83,884
Capital shares issued 3,543
From Adviser 21,300
Prepaid expenses 130
Total Assets 93,044,495
Liabilities:
Payables:
Capital shares redeemed 566,135
Variation margin on open futures contracts 1,837
Accrued expenses and other payables:
Investment advisory fees 19,411
Administration fees 4,846
Custodian fees 835
Transfer agent fees 81
Sub-Transfer agent fees 1,070
Compliance fees 70
Trustees' fees 131
Other accrued expenses 16,195
Total Liabilities 610,611
Commitments and contingencies (Note 4 )
Net Assets:
Capital 17,154,259
Total accumulated earnings/(loss) 75,279,625
Net Assets $ 92,433,884
Shares (unlimited shares authorized with a par value of $0.001 per share):
5,869,046
Net asset value: $ 15.75

Statement of Operations
For the Year Ended December 31, 2023

See notes to financial statements.
Victory Variable Insurance Funds
Victory 500 Index
VIP Series
Investment Income:
Dividends $ 1,405,940
Interest 22,211
Securities lending (net of fees) 1,783
Total Income 1,429,934
Expenses:
Investment advisory fees 222,105
Administration fees 49,171
Sub-Administration fees 19,500
Custodian fees 4,956
Transfer agent fees 315
Sub-Transfer agent fees 4,207
Trustees' fees 7,651
Compliance fees 810
Legal and audit fees 17,353
Licensing fees 33,750
Other expenses 8,723
Total Expenses 368,541
Expenses waived/reimbursed by Adviser (119,712)
Net Expenses 248,829
Net Investment Income (Loss) 1,181,105
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 7,723,803
Net realized gains (losses) from futures contracts 62,469
Net change in unrealized appreciation/depreciation on investment securities 12,153,767
Net change in unrealized appreciation/depreciation on futures contracts 17,686
Net realized/unrealized gains (losses) on investments 19,957,725
Change in net assets resulting from operations $ 21,138,830

20
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory 500 Index VIP Series
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,181,105 $ 1,176,898
Net realized gains (losses) 7,786,272 7,261,930
Net change in unrealized appreciation/depreciation 12,171,453 (30,071,646)
Change in net assets resulting from operations 21,138,830 (21,632,818)
Change in net assets resulting from distributions to shareholders (8,306,766) (12,957,882)
Change in net assets resulting from capital transactions (4,015,176) 2,163,457
Change in net assets 8,816,888 (32,427,243)
Net Assets:
Beginning of period 83,616,996 116,044,239
End of period $ 92,433,884 $ 83,616,996
Capital Transactions:
Proceeds from shares issued $ 3,208,458 $ 4,620,680
Distributions reinvested 8,306,766 12,957,882
Cost of shares redeemed (15,530,400) (15,415,105)
Change in net assets resulting from capital transactions $ (4,015,176) $ 2,163,457
Share Transactions:
Issued 210,388 272,884
Reinvested 528,373 905,256
Redeemed (1,010,893) (899,695)
Change in Shares (272,132) 278,445

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
21
See notes to financial statements.
Victory 500 Index VIP Series
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $13.62 $19.79 $17.71 $19.35 $16.92
Investment Activities:
Net investment income (loss)(a) 0.20 0.21 0.21 0.28 0.34
Net realized and unrealized gains (losses) 3.45 (3.95) 4.59 3.53 4.88
Total from Investment Activities 3.65 (3.74) 4.80 3.81 5.22
Distributions to Shareholders from:
Net investment income (0.20) (0.19) (0.23) (0.32) (0.37)
Net realized gains (1.32) (2.24) (2.49) (5.13) (2.42)
Total Distributions (1.52) (2.43) (2.72) (5.45) (2.79)
Net Asset Value, End of Period $15.75 $13.62 $19.79 $17.71 $19.35
Total Return(b)(c) 26.94% (19.36)% 27.43% 20.13% 31.04%
Ratios to Average Net Assets:
Net Expenses(d) 0.28% 0.28% 0.28% 0.28% 0.28%
Net Investment Income (Loss) 1.33% 1.26% 1.04% 1.46% 1.71%
Gross Expenses(d) 0.41% 0.41% 0.48% 0.58% 0.52%
Supplemental Data:
Net Assets at end of period (000's) $92,434 $83,617 $116,044 $103,571 $100,139
Portfolio Turnover 8% 7% 9% 13% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(d) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
December 31, 2023
Victory Variable Insurance Funds
22
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory 500 Index VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital
Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustee (the "Board"), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
23
As of December 31, 2023, there were no transfers into/out of Level 3.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended December 31, 2023, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2023:
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
December 31, 2023:
Level 1 Level 2 Level 3 Total
Victory 500 Index VIP Series
Common Stocks ............................ $ 92,185,137 $ — $ — $ 92,185,137
Total .................................... $ 92,185,137 $ — $ — $ 92,185,137
Other Financial Investments:*
Assets:
Futures Contracts ........................... 8,835 — — 8,835
Total .................................... $ 8,835 $ — $ — $ 8,835
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Equity Risk Exposure: 8,835
Victory 500 Index VIP Series ........................................................................... $ 8,835
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
24
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of December 31, 2023, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the year ended December 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 62469.00 17686.00
Victory 500 Index VIP Series ......................................................... $ 62,469 $ 17,686

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
25
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.25% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended December
31, 2023, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2023, are reflected on the Statement of Operations as Custodian fees.
Excluding U.S. Government Securities
Purchases Sales
Victory 500 Index VIP Series .......................................................... $ 6,905,322 $ 17,508,638
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
26
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of December 31, 2023, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement,  the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Passive Investment Risk/Index Risk — The Fund is designed to track the Index and is not actively managed. The Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry, or sector, unless that security is added to or removed, respectively, from the Index. The Fund does not, therefore, seek returns in excess of the Index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by the Index.
Derivatives Risk -- The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the
In effect until April 30, 2024
Victory 500 Index VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Expires
2024
Expires
2025
Expires
2026 Total
Victory 500 Index VIP Series ............................................ $ 220,169 $ 124,202 $ 119,712 $ 464,083

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
27
possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended December 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of December 31, 2023, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
Total Accumulated Earnings/(Loss) Capital
Victory 500 Index VIP Series ................................................ $ (126) $ 126
Year Ended December 31, 2023
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Victory 500 Index VIP Series ..................................................... $ 1,185,060 $ 7,121,706 $ 8,306,766
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Victory 500 Index VIP Series ..................................................... $ 1,379,956 $ 11,577,926 $ 12,957,882

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
28
As of December 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and derivatives.
As of December 31, 2023, the Fund had no capital loss carryforward for federal income tax purposes.
As of December 31, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Victory 500 Index VIP Series ....................... $ 1,180,819 $ 7,493,180 $ 8,673,999 $ 66,605,626 $ 75,279,625
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Victory 500 Index VIP Series ........................ $ 25,579,511 $ 68,534,486 $ (1,928,860) $ 66,605,626

29
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Variable Insurance Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory 500 Index VIP
Series (the “Fund”), a series of Victory Variable Insurance Funds, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 15, 2024

Supplemental Information
December 31, 2023
Victory Variable Insurance Funds
30
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 6 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 27 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund
Complex. Each Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Bushe retired from the Board effective January 1, 2024.
*** Mr. Pettee was appointed to serve as an Independent Trustee of the Trust effective January 1, 2024.
**** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee February 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee February 2005 Retired. None.
Dennis M. Bushe,**
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee February 1998 Private Investor. Chair, Caledonia Mining Corporation
(2013-2023).
Advisory Trustee
Timothy Pettee,***
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,****
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
31
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Portfolios III.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Portfolios III.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of
Victory Portfolios, Victory Portfolios II and Victory Portfolios III.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Portfolios III.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Portfolios III.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Jay G. Baris,
(January 1954)
Assistant Secretary February 1998 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Variable Insurance Funds
32
(Unaudited)
Supplemental Information — continued
December 31, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-539-3863. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Victory 500 Index VIP Series ............... $ 1,000.00 $ 1,084.00 $ 1,023.79 $ 1.47 $ 1.43 0.28%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds
33
(Unaudited)
Supplemental Information — continued
December 31, 2023
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2023, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 100%.
For the year ended December 31, 2023, the Fund designated long-term capital gain distributions in the amount of $7,121,706.

Victory Variable Insurance Funds
34
(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 5, 2023. The Board also considered information relating to the Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October
17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Adviser.
The Board reviewed the Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared the Fund’s total operating expense ratio on a net and gross basis with a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts, to the extent applicable. The Board noted that the advisory fee arrangements for the Fund do not include breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board reviewed the Fund’s performance over one-, three-, five- and ten-year periods against the performance of the Fund’s selected peer group and benchmark index, noting that the Fund’s investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index reflects gross returns and as a result, the Fund generally will underperform its benchmark index due to fees and expenses. The Board considered the Fund’s tracking error as a factor in evaluating performance.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
35
(Unaudited)
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
The Board concluded that the Fund’s gross annual management fee was reasonable as compared to the median gross management fee charged to the funds in the Fund’s peer group. The Board noted that the Fund’s net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared to the median expense ratio for the peer group. The Board considered the Adviser’s contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund’s prospectus.
The Board then compared the Fund’s performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one- and ten-year periods, and underperformed the peer group median for the three- and five-year periods.
Having considered, among other things: (1) that the Fund’s management fee was within the ranges of advisory fees charged to comparable mutual funds; (2) that the Fund’s total expense ratio was reasonable; (3) the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) the performance of the Fund, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund, was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the
Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Variable Insurance Funds
36
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
37
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
38
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SPIVIP-AR (12/23)

December 31, 2023
Annual Report
Victory Variable Insurance Funds
Victory High Yield VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary (Unaudited) 5
Investment Overview (Unaudited) 7
Investment Objective and Portfolio Holdings (Unaudited) 8
Schedule of Portfolio Investments 9
Financial Statements
Statement of Assets and Liabilities
13
Statement of Operations
14
Statements of Changes in Net Assets
15
Financial Highlights
16
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 24
Supplemental Information (Unaudited)
Trustee and Officer Information
25
Proxy Voting and Portfolio Holdings Information
27
Expense Example
27
Additional Federal Income Tax Information
28
Advisory Contract Approval
29
Privacy Policy
32

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
What a difference a year can make. After enduring tumultuous markets and steep drawdowns in both equities and bonds during
2022, investors must be feeling a sense of relief. Despite the ongoing challenges and several bouts of elevated volatility, we all benefitted from an impressive rebound in both stock and bond markets during our most recent annual reporting period ending
December 31, 2023.
Looking back, it wasn’t clear sailing all year, and there were plenty of twists and turns along the way. The year got off to a quick start as equity investors enjoyed what could only be described as a relief rally. Markets rebounded in January after the excessive selling of 2022. In the United States, some of the most beaten down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
But the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This ratcheted up volatility for a little while as investors feared a wider banking crisis; however, the U.S. Federal Reserve (the “Fed”) took the necessary steps to quickly restore confidence in the banking system. It also helped that the Fed paused its rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the second quarter and into the summer, but the momentum again reversed later in the third quarter. Investors wondered if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession.
Ironically, good news on the economy had become bad news on the interest-rate outlook. We were all waiting for labor markets to moderate, which would help keep wages in check and ensure inflation would not worsen. The market began struggling with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Deep into the third quarter investors were dealing with yet another bout of turmoil as yields pushed higher and eventually peaked for the year. This was widely interpreted as a warning sign for future economic growth, and many pundits were also predicting an imminent recession.
Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. All this gave the Fed the leeway to back off—and likely end—its historic rate-hike campaign. Not surprisingly, the fourth quarter finished with a strong rally in equity markets, and with declining yields and rising bond prices. Investors cheered!
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of more than 26% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg
U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 5.53% for the year.
Although the story of 2023 had a happy ending, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s also important to resist unbridled optimism when markets rally strongly. We believe the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 or visit our website at
vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
Victory High Yield VIP Series
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
A heightened level of volatility in the credit markets, despite much lower volatility in the broader equity markets, was the biggest theme for 2023. Rate volatility specifically drove much of this, but concerns from the regional banking crisis, commercial real estate corrections, and speculation of how severe a pending recession and default cycle would play out all contributed to this theme.
These concerns hit a high mark in the fall of 2023 but reversed course just as fast into the end of 2023 on changing economic data and outlook. November’s inflation data continued to cool, economic growth was not suffering, and the U.S. Federal Reserve
(the “Fed”) finally signaled that this rate hiking cycle was finished. While this led many to speculate when rate cuts would begin, more importantly both the market and the Fed agreed that peak inflation and peak rates were in the rear-view mirror. Risk markets pivoted from their oversold levels in September and October 2023, to end the year in strong rally mode. The S&P 500
®
Index returned 26.29% for the year and multiple fixed income classes rebounded. The Bloomberg U.S. Aggregate Bond Index returned 5.53%, the Bloomberg U.S. Corporate High Yield Bond Index (the “Index”) returned 13.45%, the Morningstar LSTA
US Leveraged Loan Index returned 13.32%, and the 10-year U.S. Treasury returned 3.21%.
While the current 3.4% inflation rate is not the ‘mission accomplished’ banner-raise some wanted, it showed the Fed was comfortable in the current path. This last mile to their target will likely be bumpy, however it is being met with good corporate fundamentals. The least believed trend this entire year has been the healthy earnings reports, and while credit fundamentals may be weaking from a post COVID high, they are not weak per se. We do not believe that the environment to end 2023 is indicative of an immediate and severe recession, with full employment, default rates not spiking higher, and the lack of one or two problem sectors leading us down. In fact, much of the strength is broadly shared, with the lack of speculative expansion and widening multiples leading into this period. We see many of our fixed asset heavy sectors in supply/demand balance, leading to their earnings strength and cautiously positive outlooks.
High-yield bonds obviously benefit from lower rates, and this momentum, along with the mentioned strong credit trends, lead to a big November-December rally. While some say it was too much or pulled forward future returns, it was also symmetrical and rebounded at same pace it sold off during the third quarter 2023. This was against the supporting backdrop of companies maintaining margins, increasing free cashflow generation, and often prepaying their debt. Credit rating downgrades ticked up but did not spike and are coming off a big two-year upgrade cycle. Defaults, while modestly higher, also came in lower than expectations. All of these played into another overall theme of 2023, where the first half of the year priced in a much worse outcome than played out.
How did Victory High Yield VIP Series (the “Fund”) perform during the reporting period?
The Fund returned 11.41% for the 12-month period ended December 31, 2023, underperforming the Index, which returned
13.45% for the reporting period.
What strategies did you employ during the reporting period?
The Fund’s management team takes a bottom-up and credit-by-credit approach to evaluating investments. We look for companies with strong free cash flow, an ability to maintain pricing power, or that have meaningful hard asset (or collateral) value. Often this analysis can identify companies with less risk and more potential positive catalysts than the market is pricing in. We combine this credit selection with our larger market views, favoring some sectors for their cyclical strength during an economic rebound and others because of more secular, long-term trends. Our weightings in the airlines, gaming, leisure, and energy sectors for example reflect this more secular and positive macro view of the market for 2023. Diving deeper, security selection in the construction/
building products and healthcare sectors also benefited relative performance.
The Fund had exposure to some sectors that were particularly volatile at certain times during the year. The media and entertainment sector was a detraction from relative performance for the year, but it did follow the sequential trends of being a contributor in the second half and one we believe can continue in 2024. Security selection in the retail sector also held back relative performance for the Fund.
As the outlook for Fed rate cuts remains a supportive case for high yield, the debate of the attractiveness of outright yield versus historically tight spread levels continues. A graph of these will not tell the whole story, as high yield is very different today than it has ever been with a much higher concentration of both BB-rated securities and first lien secured bonds. The yield attractiveness is paired with prices that are still below historical averages and a shorter duration profile. In addition, we do not believe the worst-
case recession scenarios look to be playing out. Ratings downgrades will most likely continue, and the overall default rate likely

6
Victory High Yield VIP Series
Managers’ Commentary (continued)
(Unaudited)
remains in the 3-6% level, but the high yield market had priced in much worse. Historically, leveraged loans and high yield bonds have benefitted from points in the cycle when a recession officially begins, often pricing in the forward impact of this earlier, and the last rate hike in a monetary tightening cycle. Both events appear to be in front of us and while it may be difficult to repeat the asset class performance of 2023, we believe the high yield market still holds a very attractive relative performance profile among fixed income markets.

7
Victory High Yield VIP Series
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower. Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity
Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
Victory High Yield VIP Series — Growth of $10,000
1
The unmanaged Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market.
Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class I
INCEPTION DATE 9/13/99
Net Asset
Value
Bloomberg
U.S. Corporate
High Yield Bond
Index
1
One Year 11.41% 13.45%
Five Year 4.98% 5.37%
Ten Year 4.38% 4.60%

8
Victory Variable Insurance Funds
Victory High Yield VIP Series
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide current income. Capital appreciation is a secondary objective.
Asset Allocation*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Schedule of Portfolio Investments
December 31, 2023
Victory Variable Insurance Funds
Victory High Yield VIP Series
9
See notes to financial statements.
Security Description Shares Value
Common Stocks (0.0%)
Health Care (0.0%):
Covis Parent SCA, Class A Shares(a)(b) ....................................... 147 $ —
Covis Parent SCA, Class B Shares(a)(b) ....................................... 147 —
Covis Parent SCA, Class C Shares(a)(b) ....................................... 147 —
Covis Parent SCA, Class D Shares(a)(b) ...................................... 147 —
Covis Parent SCA, Class E Shares(a)(b) ....................................... 147 —
—
Total Common Stocks (Cost $–) —
Principal Amount
Senior Secured Loans (11.8%)
Consumer Discretionary (5.9%):
Carnival Corp., Initial Advance, First Lien, 8.36% (SOFR01M+300bps), 8/9/27(c) ........ $ 124,375 124,478
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8.88% (SOFR03M+350bps),
8/21/26(c) ........................................................ 162,743 160,844
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 10.13% (SOFR03M+475bps), 6/30/28(c) ... 244,375 11,170
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.64% (SOFR03M+325bps),
3/6/28(c) ......................................................... 295,353 278,606
The Michaels Cos., Inc., Term B Loans, First Lien, 9.90% (SOFR01M+425bps), 4/15/28(c) .. 292,500 241,898
Uber Technologies, Inc., 2023 Refinancing Term Loan, First Lien, 8.13% (SOFR03M+275bps),
3/3/30(c) ......................................................... 198,963 199,440
United Airlines, Inc., Class B Term Loans, First Lien, 9.11% (SOFR01M+375bps), 4/21/28(c) 135,455 135,756
WestJet Airlines Ltd., Initial Term Loan, First Lien, 8.36% (SOFR01M+300bps), 12/11/26(c) 110,537 110,209
1,262,401
Financials (3.5%):
Chariot  Buyer LLC, Initial Term Loans, First Lien, 8.60% (SOFR01M+325bps), 11/3/28(c) . 196,000 195,335
Covis Pharma Holdings S.a.r.l, Dollar Term B Loans, First Lien, 11.89% (SOFR03M+650bps),
2/18/27(c) ........................................................ 181,456 127,814
Diamond Sports Group LLC, Term Loan, First Lien, DIP Loan, 15.36% (SOFR01M+1000bps),
5/25/26(c)(d) ...................................................... 37,659 27,303
Diamond Sports Group LLC, Term Loan, Second Lien, 10.61% (SOFR01M+525bps),
8/24/26(c)(d) ...................................................... 420,750 16,620
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.35% (SOFR01M+400bps),
1/27/29(c) ........................................................ 248,106 248,054
Knight Health Holdings LLC, Term B Loans, First Lien, 10.60% (SOFR01M+525bps),
12/23/28(c)(d) ..................................................... 489,995 132,299
747,425
Health Care (2.4%):
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 9.63%
(SOFR03M+425bps), 3/14/25(c) ........................................ 116,363 90,618
LifeScan Global Corp., Term Loan, First Lien, 11.88% (SOFR06M+650bps), 12/31/26(c) ... 316,633 234,704
Radiology Partners, Inc., Term Loan New, First Lien, 9.75% (SOFR06M+425bps), 7/9/25(c) . 218,946 175,978
501,300
Total Senior Secured Loans (Cost $3,509,004) 2,511,126
Corporate Bonds (67.1%)
Communication Services (12.7%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 2/5/24 @ 100 ........................ 250,000 242,945
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
6/15/25 @ 104(e) ................................................... 250,000 260,792
CSC Holdings LLC, 6.50%, 2/1/29, Callable 2/1/24 @ 103.25(e) ..................... 200,000 177,806
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 2/5/24 @ 101.69(e)(f) ....... 281,000 189,808
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(e) ................. 125,000 94,292
Gray Television, Inc., 7.00%, 5/15/27, Callable 1/16/24 @ 103.5(e) ................... 250,000 236,460
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 1/22/24 @ 102.09(f) .............. 125,000 81,115
Nexstar Media, Inc., 5.63%, 7/15/27, Callable 1/16/24 @ 102.81(e) ................... 250,000 242,772
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29, Callable 2/5/24 @
102.13(e) ......................................................... 375,000 338,091

Victory Variable Insurance Funds
Victory High Yield VIP Series
10
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(e)(f) .......... $ 250,000 $ 187,079
Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(e) ................... 475,000 405,580
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69(e) .......... 250,000 249,937
2,706,677
Consumer Discretionary (21.9%):
Academy Ltd., 6.00%, 11/15/27, Callable 1/16/24 @ 103(e) ........................ 200,000 197,472
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @
102.69(e) ......................................................... 375,000 347,137
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 1/22/24 @ 101.96 ................ 400,000 390,503
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 2/5/24 @ 104.06(e) ............... 500,000 512,441
Carnival Holdings Bermuda Ltd., 10.38%, 5/1/28, Callable 5/1/25 @ 105.19(e) .......... 150,000 163,875
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63(e) .................. 550,000 504,817
Hanesbrands, Inc., 4.88%, 5/15/26, Callable 2/15/26 @ 100(e) ....................... 250,000 240,621
Life Time, Inc., 5.75%, 1/15/26, Callable 2/5/24 @ 101.44(e) ....................... 250,000 247,885
Light & Wonder International, Inc., 7.00%, 5/15/28, Callable 1/22/24 @ 103.5(e) ......... 475,000 480,028
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28, Callable 2/15/24 @ 102.38(e) ..... 125,000 117,531
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81(e) ................................ 200,000 158,411
5.88%, 9/1/31, Callable 9/1/26 @ 102.98(e) ................................ 400,000 309,308
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 3/1/30, Callable
3/1/25 @ 103.31(e) ................................................. 250,000 233,660
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(e) ...................... 500,000 410,315
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @
100(e) ........................................................... 350,000 364,349
4,678,353
Energy (12.3%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/5/24 @ 103.81(e) .................. 50,000 51,299
Callon Petroleum Co., 7.50%, 6/15/30, Callable 6/15/25 @ 103.75(e)(f) ................ 375,000 379,008
CITGO Petroleum Corp.
7.00%, 6/15/25, Callable 2/5/24 @ 101.75(e) ............................... 250,000 249,501
8.38%, 1/15/29, Callable 10/15/25 @ 104.19(e) ............................. 500,000 514,229
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(e) ................ 375,000 344,504
New Fortress Energy, Inc., 6.50%, 9/30/26, Callable 2/5/24 @ 103.25(e) ............... 250,000 240,288
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 2/5/24 @ 103 ........ 250,000 244,223
Permian Resources Operating LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(e) .......... 350,000 340,539
Talos Production, Inc., 12.00%, 1/15/26, Callable 1/22/24 @ 103 ..................... 250,000 257,720
2,621,311
Financials (3.1%):
Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable 10/1/26 @ 104(e) .................. 125,000 131,462
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(e) .. 100,000 93,017
GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(e) ............ 100,000 106,094
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75(e) ............... 100,000 92,646
Stagwell Global LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(e) .................. 250,000 230,529
653,748
Health Care (2.1%):
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(e) ....... 200,000 128,736
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 2/5/24 @ 102.69(e) .................. 100,000 73,995
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/5/24 @ 102.31(e) .................. 300,000 153,592
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 1/22/24 @ 100(e) ................ 100,000 83,690
440,013
Industrials (9.5%):
American Airlines, Inc.
7.25%, 2/15/28, Callable 2/15/25 @ 103.63(e) .............................. 125,000 126,972
8.50%, 5/15/29, Callable 11/15/25 @ 104.25(e) ............................. 100,000 105,777
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(e) ................ 150,000 146,313
Chart Industries, Inc., 7.50%, 1/1/30, Callable 1/1/26 @ 103.75(e) .................... 125,000 130,834
ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(e) ..................... 250,000 221,014
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 2/5/24 @ 103.25(e) ........................................... 175,000 175,500
Pike Corp., 5.50%, 9/1/28, Callable 2/5/24 @ 102.75(e) ........................... 400,000 381,030

Victory Variable Insurance Funds
Victory High Yield VIP Series
11
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(e) .................... $ 100,000 $ 94,150
TransDigm, Inc., 4.63%, 1/15/29, Callable 2/5/24 @ 102.31 ........................ 450,000 421,930
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(e) ............... 100,000 90,863
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 2/5/24 @ 103.63(e) ............... 125,000 128,449
2,022,832
Information Technology (2.0%):
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(e) .............................. 250,000 238,369
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(e) ............................... 200,000 190,017
428,386
Materials (3.2%):
ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56 ............................. 250,000 232,793
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(e) 300,000 283,955
Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(e) ..................... 250,000 173,247
689,995
Real Estate (0.3%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 1/22/24 @ 101.88(e) ................... 65,000 64,587
Total Corporate Bonds (Cost $14,753,911) 14,305,902
Yankee Dollars (14.9%)
Communication Services (2.9%):
Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(e) .............. 375,000 358,926
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 1/22/24 @ 102.81(e) ............. 400,000 247,365
606,291
Consumer Discretionary (5.2%):
Carnival Corp., 6.00%, 5/1/29, Callable 11/1/24 @ 103(e) .......................... 275,000 264,255
Ontario Gaming GTA LP, 8.00%, 8/1/30, Callable 8/1/25 @ 104(e) ................... 100,000 103,631
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(e) ........... 250,000 261,045
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 2/15/24 @ 102.81(e) ....... 500,000 487,061
1,115,992
Energy (2.6%):
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 2/5/24 @ 101.41(e) .......... 100,000 97,401
Seadrill Finance Ltd., 8.38%, 8/1/30, Callable 8/1/26 @ 104.19(e) .................... 250,000 260,562
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/5/24 @ 101.63(e) ...................... 200,000 199,784
557,747
Financials (1.2%):
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/1/30, Callable 10/1/26 @
104.25(e) ......................................................... 250,000 255,415
Health Care (0.8%):
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 2/5/24 @ 103.06(e) ................. 250,000 168,710
Industrials (1.0%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 2/5/24 @ 101.97(e) ...................... 148,000 148,052
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25
@ 103.19(e)(f) ..................................................... 100,000 69,874
217,926
Information Technology (0.8%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88(e) ........... 200,000 177,075
Materials (0.4%):
INEOS Finance PLC, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(e) .................. 75,000 73,686
Total Yankee Dollars (Cost $3,211,951) 3,172,842

Victory Variable Insurance Funds
Victory High Yield VIP Series
12
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
U.S. Treasury Obligations (2.8%)
U.S. Treasury Bills, 1/2/24(g) .............................................. $ 600,000 $ 600,000
Total U.S. Treasury Obligations (Cost $599,913) 600,000
Shares
Collateral for Securities Loaned (4.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.25%(h) ........ 226,298 226,298
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.30%(h) ............ 226,298 226,298
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(h) ............... 226,298 226,298
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.26%(h) . 226,298 226,298
Total Collateral for Securities Loaned (Cost $905,192) 905,192
Total Investments (Cost $22,979,971) — 100.8% 21,495,062
Liabilities in excess of other assets — (0.8)% (160,878)
NET ASSETS - 100.00% $ 21,334,184
At December 31, 2023, the Fund's investments in foreign securities were 15.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2023.
(d) Currently the issuer is in default with respect to interest and/or principal payments.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$15,607,515 and amounted to 73.2% of net assets.
(f) All or a portion of this security is on loan.
(g) Rate represents the effective yield at December 31, 2023.
(h) Rate disclosed is the daily yield on December 31, 2023.
bps
—
Basis points
DIP
—
Debtor-In-Possession
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of December 31, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2023.
SOFR06M
—
6 Month SOFR, rate disclosed as of December 31, 2023.

Statement of Assets and Liabilities
December 31, 2023
13
See notes to financial statements.
Victory Variable Insurance Funds
Victory High Yield
VIP Series
Assets:
Investments,
at value (Cost $22,979,971) $ 21,495,062(a)
Cash 375,219
Receivables:
Interest and dividends 403,024
From Adviser 4,568
Prepaid expenses 34
Total Assets 22,277,907
Liabilities:
Payables:
Collateral received on loaned securities 905,192
Capital shares redeemed 3,033
Accrued expenses and other payables:
Investment advisory fees 10,803
Administration fees 1,156
Custodian fees 1,503
Transfer agent fees 68
Sub-Transfer agent fees 4,798
Compliance fees 16
Trustees' fees 126
Other accrued expenses 17,028
Total Liabilities 943,723
Commitments and contingencies (Note 4 )
Net Assets:
Capital 26,892,019
Total accumulated earnings/(loss) (5,557,835)
Net Assets $ 21,334,184
Shares (unlimited shares authorized with a par value of $0.001 per share):
3,507,114
Net asset value: $ 6.08
(a) Includes $872,931 of securities on loan.

Statement of Operations
For the Year Ended December 31, 2023
14
See notes to financial statements.
Victory Variable Insurance Funds
Victory High Yield
VIP Series
Investment Income:
Dividends $ 450
Interest 1,878,548
Securities lending (net of fees) 47,596
Total Income 1,926,594
Expenses:
Investment advisory fees 131,853
Administration fees 12,160
Sub-Administration fees 18,500
Custodian fees 8,982
Transfer agent fees 249
Sub-Transfer agent fees 19,287
Trustees' fees 3,371
Compliance fees 202
Legal and audit fees 15,135
Other expenses 14,004
Total Expenses 223,743
Expenses waived/reimbursed by Adviser (28,181)
Net Expenses 195,562
Net Investment Income (Loss) 1,731,032
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (2,214,109)
Net change in unrealized appreciation/depreciation on investment securities 2,839,257
Net realized/unrealized gains (losses) on investments 625,148
Change in net assets resulting from operations $ 2,356,180

15
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Yield VIP Series
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,731,032 $ 1,644,615
Net realized gains (losses) (2,214,109) (614,500)
Net change in unrealized appreciation/depreciation 2,839,257 (4,817,916)
Change in net assets resulting from operations 2,356,180 (3,787,801)
Change in net assets resulting from distributions to shareholders (1,670,342) (1,678,774)
Change in net assets resulting from capital transactions (1,490,405) (2,410,705)
Change in net assets (804,567) (7,877,280)
Net Assets:
Beginning of period 22,138,751 30,016,031
End of period $ 21,334,184 $ 22,138,751
Capital Transactions:
Proceeds from shares issued $ 1,116,442 $ 797,535
Distributions reinvested 1,670,342 1,678,774
Cost of shares redeemed (4,277,189) (4,887,014)
Change in net assets resulting from capital transactions $ (1,490,405) $ (2,410,705)
Share Transactions:
Issued 179,407 118,537
Reinvested 275,634 280,263
Redeemed (688,700) (716,887)
Change in Shares (233,659) (318,087)

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory High Yield VIP Series
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $5.92 $7.40 $7.42 $7.36 $6.84
Investment Activities:
Net investment income (loss)(a) 0.49 0.44 0.40 0.44 0.47
Net realized and unrealized gains (losses) 0.18 (1.44) 0.03 0.14 0.62
Total from Investment Activities 0.67 (1.00) 0.43 0.58 1.09
Distributions to Shareholders from:
Net investment income (0.51) (0.48) (0.45) (0.52) (0.57)
Total Distributions (0.51) (0.48) (0.45) (0.52) (0.57)
Net Asset Value, End of Period $6.08 $5.92 $7.40 $7.42 $7.36
Total Return(b)(c) 11.41% (13.55)% 5.85% 7.92% 15.89%
Ratios to Average Net Assets:
Net Expenses(d) 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss) 7.88% 6.55% 5.21% 6.10% 6.22%
Gross Expenses(d) 1.02% 1.01% 0.99% 1.04% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $21,334 $22,139 $30,016 $30,119 $30,739
Portfolio Turnover 52% 42% 75% 91% 60%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(d) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
December 31, 2023
Victory Variable Insurance Funds
17
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory High Yield VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital
Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustee (the "Board"), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
18
As of December 31, 2023, there were no transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
Level 1 Level 2 Level 3 Total
Victory High Yield VIP Series
Common Stocks ............................ $ — $ — $ —(a) $ —(a)
Senior Secured Loans ........................ — 2,511,126 — 2,511,126
Corporate Bonds ........................... — 14,305,902 — 14,305,902
Yankee Dollars ............................ — 3,172,842 — 3,172,842
U.S. Treasury Obligations ..................... — 600,000 — 600,000
Collateral for Securities Loaned ................ 905,192 — — 905,192
Total .................................... $ 905,192 $ 20,589,870 $ —(a) $ 21,495,062
(a) Zero market value security.

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
19
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of December 31, 2023.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the year ended December 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”) with respect to the Fund. Park
Avenue is responsible for providing day-to-day investment advisory services to the Fund, subject to the oversight of the Board. Sub-investment advisory fees, which are paid by VCM to Park Avenue, do not represent a separate or additional expense to the Fund.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory High Yield VIP Series ........................................ $ 872,931 $ — $ 905,192
Excluding U.S. Government Securities
Purchases Sales
Victory High Yield VIP Series .......................................................... $ 10,862,422 $ 12,750,089
As of December 31, 2023, there were no transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
Level 1 Level 2 Level 3 Total
Victory High Yield VIP Series
Common Stocks ............................ $ — $ — $ —(a) $ —(a)
Senior Secured Loans ........................ — 2,511,126 — 2,511,126
Corporate Bonds ........................... — 14,305,902 — 14,305,902
Yankee Dollars ............................ — 3,172,842 — 3,172,842
U.S. Treasury Obligations ..................... — 600,000 — 600,000
Collateral for Securities Loaned ................ 905,192 — — 905,192
Total .................................... $ 905,192 $ 20,589,870 $ —(a) $ 21,495,062
(a) Zero market value security.

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
20
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended December
31, 2023, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2023, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of December 31, 2023, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement,  the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In effect until April 30, 2024
Victory High Yield VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.89%

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
21
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund’s investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests
Expires
2024
Expires
2025
Expires
2026 Total
Victory High Yield VIP Series ............................................ $ 30,244 $ 30,665 $ 28,181 $ 89,090

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
22
that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended December 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of December 31, 2023, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
As of December 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and callable bonds amortization.
As of December 31, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of December 31, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
Year Ended December 31, 2023
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Victory High Yield VIP Series .................................................................. $ 1,670,342 $ 1,670,342
Year Ended December 31, 2022
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Victory High Yield VIP Series .................................................................. $ 1,678,774 $ 1,678,774
Undistributed
Ordinary
Income
Accumulated
Earnings
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Victory High Yield VIP Series ....................... $ 1,772,984 $ 1,772,984 $ (5,821,401) $ (1,509,418) $ (5,557,835)
Short-Term
Amount
Long-Term
Amount Total
Victory High Yield VIP Series ............................................. $ (671,606) $ (5,149,795) $ (5,821,401)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Victory High Yield VIP Series ........................ $ 23,004,480 $ 540,723 $ (2,050,141) $ (1,509,418)

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
23
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

24
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Variable Insurance Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory High Yield
VIP Series (the “Fund”), a series of Victory Variable Insurance Funds, as of December 31, 2023 , the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 15, 2024

Supplemental Information
December 31, 2023
Victory Variable Insurance Funds
25
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 6 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 27 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund
Complex. Each Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Bushe retired from the Board effective January 1, 2024.
*** Mr. Pettee was appointed to serve as an Independent Trustee of the Trust effective January 1, 2024.
**** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee February 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee February 2005 Retired. None.
Dennis M. Bushe,**
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee February 1998 Private Investor. Chair, Caledonia Mining Corporation
(2013-2023).
Advisory Trustee
Timothy Pettee,***
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,****
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
26
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Portfolios III.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Portfolios III.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of
Victory Portfolios, Victory Portfolios II and Victory Portfolios III.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Portfolios III.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Portfolios III.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Jay G. Baris,
(January 1954)
Assistant Secretary February 1998 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Variable Insurance Funds
27
(Unaudited)
Supplemental Information — continued
December 31, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-539-3863. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Victory High Yield VIP Series ............... $ 1,000.00 $ 1,065.50 $ 1,020.72 $ 4.63 $ 4.53 0.89%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds
28
(Unaudited)
Supplemental Information — continued
December 31, 2023
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2023, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of less than 1%.

Victory Variable Insurance Funds
29
(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the advisory agreement with the Adviser, on behalf of the Fund (the “Advisory Agreement”), and the sub-advisory agreement between the Adviser and Park Avenue Institutional Advisers LLC (the “Sub-Adviser”), on behalf of the Fund (the “Sub-Advisory
Agreement” and together with the Advisory Agreement, the “Agreements”), at a meeting, which was called for that purpose, on December 5,
2023. The Board also considered information relating to the Fund and the Agreements provided throughout the year and, more specifically, at the meetings on October 17, 2023 and December 5, 2023. In considering whether to approve the Agreements, the Board requested from the
Adviser and Sub-Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreements. In response to the request from the Independent Trustees, the Adviser and the Sub-Adviser provided information and reports relevant to the continuation of the
Agreements. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreements should be continued. The Board reviewed numerous factors with respect to the Fund, including the services to be provided by the
Sub-Adviser. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Adviser.
The Board also considered a memorandum that it requested the Adviser to prepare that addressed the Fund’s total net expense ratio that ranked within the fourth quartile (most expensive) in relation to its peers as evaluated by a consultant. The Adviser reviewed additional relevant circumstances, which included, among other things, the Fund’s performance, and small or decreasing assets.
In considering whether the compensation paid to the Sub-Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Sub-Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The fees payable for the services;
Representations by the Adviser that the sub-advisory fee for the Fund is within the range of fees agreed to in the market for similar services;
Whether the fee would be sufficient to enable the Sub-Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
Research and other service benefits received by the Sub-Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Sub-Adviser as a result of its sub-advisory relationship with the Fund;
The capabilities and financial condition of the Sub-Adviser;
The nature, quality and extent of the oversight and compliance services provided by the Adviser;
Current economic and industry trends; and

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
30
(Unaudited)
The historical relationship between the Fund and the Sub-Adviser.;
The Board reviewed the Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund and with respect to all the funds. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared the Fund’s total operating expense ratio on a net and gross basis with a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts, to the extent applicable. The Board noted that the advisory fee arrangements for the Fund do not include breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board considered information concerning the fee paid to the Sub-Adviser under the Sub-Advisory Agreement. The Board considered the relative roles and responsibilities of the Adviser and the Sub-Adviser with respect to the Fund and noted that, among other things: (1) the sub-
advisory fees for the Fund are paid by the Adviser and, therefore, are not a direct expense of the Fund; and (2) the Adviser supervises the Sub-
Adviser. The Board also considered the Adviser’s representation that the fees to be paid to the Sub-Adviser are within the range of sub-advisory fees paid to other sub-advisers for similar services. The Board reviewed fees and other information related to the Sub-Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board recognized that because the sub-advisory fees are paid by the Adviser, any arrangement by the Sub-Adviser to either increase or reduce its fee would have no direct impact on the Fund or its shareholders.
The Board reviewed the Fund’s performance over one-, three-, five- and ten-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
The Board concluded that the Fund’s gross annual management fee was reasonable as compared to the median gross management fee charged to the funds in the Fund’s peer group. The Board noted that the Fund’s net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared to the median expense ratio for the peer group. The Board considered the Adviser’s contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund’s prospectus.
The Board then compared the Fund’s performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index and considered the fact that the Fund underperformed the benchmark index for the one-, three- and ten-year periods, outperformed the benchmark index for the five-year period, underperformed the peer group median for the one-year period, and outperformed the peer group median for the three-, five- and ten-year periods. The Board discussed with management the
Fund’s underperformance and expense profile, including any steps taken by the Adviser or could be taken in the future to enhance performance.
Having considered, among other things: (1) that the Fund’s management fee was within the ranges of advisory fees charged to comparable mutual funds; (2) that the Fund’s total expense ratio was reasonable; (3) the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) the performance of the Fund, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the
Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
31
(Unaudited)
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
The Adviser’s oversight of the Sub-Adviser; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.;
Based on its review of the information requested and provided, and following extended discussions, the Board concluded, among other things, that the Sub-Advisory Agreement, with respect to the Fund, was consistent with the best interests of the Fund and its shareholders and unanimously approved the Sub-Advisory Agreement (including the fees to be charged for services thereunder), on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Sub-Adviser under the Sub-Advisory Agreement in light of the investment advisory services provided, the costs of these services and the estimated profitability of the Sub-Adviser’s relationship with the
Fund;
The relative roles and responsibilities of the Adviser and the Sub-Adviser under the Sub-Advisory Agreement;
The nature, quality and extent of the investment advisory services provided by the portfolio management team of the Sub-Adviser which have resulted in each Fund achieving its stated investment objective;
The Sub-Adviser’s representations regarding its staffing and capabilities to manage the Fund; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Sub-Adviser.

Victory Variable Insurance Funds
32
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
33
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
34
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-HYVIP-AR (12/23)

December 31, 2023
Annual Report
Victory Variable Insurance Funds
Victory RS International VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary (Unaudited) 5
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 23
Supplemental Information (Unaudited)
Trustee and Officer Information
24
Proxy Voting and Portfolio Holdings Information
26
Expense Example
26
Additional Federal Income Tax Information
27
Advisory Contract Approval
28
Privacy Policy
30

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
What a difference a year can make. After enduring tumultuous markets and steep drawdowns in both equities and bonds during
2022, investors must be feeling a sense of relief. Despite the ongoing challenges and several bouts of elevated volatility, we all benefitted from an impressive rebound in both stock and bond markets during our most recent annual reporting period ending
December 31, 2023.
Looking back, it wasn’t clear sailing all year, and there were plenty of twists and turns along the way. The year got off to a quick start as equity investors enjoyed what could only be described as a relief rally. Markets rebounded in January after the excessive selling of 2022. In the United States, some of the most beaten down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
But the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This ratcheted up volatility for a little while as investors feared a wider banking crisis; however, the U.S. Federal Reserve (the “Fed”) took the necessary steps to quickly restore confidence in the banking system. It also helped that the Fed paused its rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the second quarter and into the summer, but the momentum again reversed later in the third quarter. Investors wondered if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession.
Ironically, good news on the economy had become bad news on the interest-rate outlook. We were all waiting for labor markets to moderate, which would help keep wages in check and ensure inflation would not worsen. The market began struggling with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Deep into the third quarter investors were dealing with yet another bout of turmoil as yields pushed higher and eventually peaked for the year. This was widely interpreted as a warning sign for future economic growth, and many pundits were also predicting an imminent recession.
Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. All this gave the Fed the leeway to back off—and likely end—its historic rate-hike campaign. Not surprisingly, the fourth quarter finished with a strong rally in equity markets, and with declining yields and rising bond prices. Investors cheered!
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of more than 26% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg
U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 5.53% for the year.
Although the story of 2023 had a happy ending, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s also important to resist unbridled optimism when markets rally strongly. We believe the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 or visit our website at
vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
Victory RS International VIP Series
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
International equities, as measured by the MSCI EAFE Index (the “Index”), advanced 18.24% over the 12-month reporting period ended December 31, 2023, as moderating inflation and decelerating interest rates eased recession concerns and buoyed share prices. The year started well as softening inflation and the re-opening of China from its strict Covid policies encouraged investors. The forced merger of Credit Suisse with UBS and the failures of Silicon Valley Bank and Signature Bank in the United
States raised questions about the health of the banking sector and temporarily paused market gains. The information technology sector led markets in the second quarter, supported by investor fervor around artificial intelligence, while the materials sector faltered on weaker prices for industrial metals. International equities gave back some first half gains in the third quarter of 2023, as technology shares reverted after their strong first half run, with energy stocks proving more resilient. The fourth quarter saw stocks rally broadly on expectations of declining interest rates in 2024. Sectors poised to benefit from rate cuts such as technology, real estate and industrials performed well for the period, while energy underperformed amid weaker fuel prices.
How did Victory RS International VIP Series (the “Fund”) perform during the reporting period?
The Fund seeks to provide long-term capital appreciation. The Fund returned 20.02% for the 12-month period ended December
31, 2023, outperforming the Index, which returned 18.24% for the period.
What strategies did you employ during the reporting period?
The RS Global team employs a blended investment approach that relies on both rigorous quantitative techniques and experienced analyst judgment. At the heart of the investment process is our proprietary QVS (Quality, Value and Sentiment) Model, which is designed to identify companies that we believe have the potential to consistently create shareholder value, are reasonably valued, and exhibit favorable market sentiment. The Model helps us focus our resources, as we conduct additional research only on companies with the strongest Model recommendations. In our experience, making correct macro allocation calls can be immensely challenging, therefore we do not forecast regional performance and seek to remain sector- and region-neutral in constructing our portfolios. In our view, stock selection can be far more impactful to strategy performance than allocation.
Positive stock selection in the financials, healthcare and industrials sectors supported the Fund’s performance relative to the
Index for the period. On the other hand, stock selection was negative in the communication services and materials sectors. From a regional perspective, positive stock selection in Europe and Japan contributed to relative results, while stock selection was negative in the United Kingdom and Asia/Pacific ex Japan. Country-level contributors included Denmark, the Netherlands, and
Germany while country detractors included Italy, the United Kingdom, and an overweight allocation to Hong Kong.
Individual contributors to relative performance included Dutch semiconductor equipment provider ASM International NV, as well as Danish jewelry maker Pandora A/S and Danish pharmaceutical provider Novo Nordisk A/S, Class B. Detractors from relative performance included beverage and spirits multinational company Diageo PLC, and specialty chemicals maker Croda
International PLC, both based in the United Kingdom. The Fund’s relative performance was also hampered by not owning ASML
Holding NV, a Dutch maker of semiconductor lithography machines which performed well within the Index.

6
Victory RS International VIP Series
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower. Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity
Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
Victory RS International VIP Series — Growth of $10,000
1
The unmanaged MSCI EAFE Index measures the performance of large- and mid-cap stocks in the developed markets, excluding the U.S. and
Canada. The index covers approximately 85% of the free-float-adjusted market capitalization in each country. This index does not include the effect of commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class I
INCEPTION DATE 2/8/91
Net Asset
Value
MSCI EAFE
Index
1
One Year 20.02% 18.24%
Five Year 8.55% 8.16%
Ten Year 5.09% 4.28%

7
Victory Variable Insurance Funds
Victory RS International VIP Series
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Novo Nordisk A/S, Class B
3.5%
LVMH Moet Hennessy Louis Vuitton SE
2.8%
Novartis AG, Registered Shares
2.8%
L'Oreal SA
2.7%
Nestle SA, Registered Shares
2.6%
Roche Holding AG
2.5%
BHP Group Ltd.
2.5%
Siemens AG, Registered Shares
2.3%
Atlas Copco AB, Class B
2.3%
Toyota Motor Corp.
2.3%
Financials
17.9%
Industrials
16.2%
Health Care
13.9%
Consumer Discretionary
11.9%
Consumer Staples
9.9%
Information Technology
7.7%
Materials
6.5%
Energy
4.2%
Utilities
3.5%
Communication Services
3.3%

Schedule of Portfolio Investments
December 31, 2023
Victory Variable Insurance Funds
Victory RS International VIP Series
8
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.7%)
Australia (6.9%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd. ................................................... 40,648 $ 1,129,098
Financials (1.2%):
Macquarie Group Ltd. ................................................... 11,343 1,419,627
Health Care (1.1%):
CSL Ltd. ............................................................. 6,929 1,350,507
Materials (2.5%):
BHP Group Ltd. ........................................................ 88,439 3,020,824
Real Estate (1.1%):
Scentre Group ......................................................... 645,115 1,313,431
8,233,487
Belgium (0.9%):
Information Technology (0.9%):
Melexis NV ........................................................... 10,980 1,106,502
China (0.5%):
Communication Services (0.5%):
Tencent Holdings Ltd. ................................................... 17,100 645,633
Denmark (4.8%):
Consumer Discretionary (1.3%):
Pandora A/S .......................................................... 11,164 1,543,755
Health Care (3.5%):
Novo Nordisk A/S , Class B ................................................ 40,470 4,194,700
4,194,700
5,738,455
France (11.8%):
Consumer Discretionary (3.8%):
La Francaise des Jeux SAEM (a) ............................................ 30,854 1,120,614
LVMH Moet Hennessy Louis Vuitton SE ...................................... 4,158 3,378,076
4,498,690
Consumer Staples (2.7%):
L'Oreal SA ........................................................... 6,395 3,187,484
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 5,929 785,285
Industrials (2.5%):
Rexel SA ............................................................. 42,881 1,176,764
Safran SA ............................................................ 10,462 1,844,311
3,021,075
Information Technology (0.5%):
Capgemini SE ......................................................... 3,015 630,025
Materials (1.6%):
Arkema SA ........................................................... 16,976 1,933,610
14,056,169
Germany (7.7%):
Consumer Discretionary (0.6%):
Volkswagen AG , Preference Shares .......................................... 5,423 668,329
Financials (1.8%):
Allianz SE , Registered Shares .............................................. 8,219 2,196,161

Victory Variable Insurance Funds
Victory RS International VIP Series
9
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (2.3%):
Siemens AG , Registered Shares ............................................. 14,861 $ 2,787,688
Information Technology (1.9%):
SAP SE .............................................................. 14,966 2,303,281
Utilities (1.1%):
RWE AG ............................................................. 27,286 1,241,698
9,197,157
Hong Kong (2.0%):
Financials (1.3%):
AIA Group Ltd. ........................................................ 169,800 1,477,806
Real Estate (0.7%):
CK Asset Holdings Ltd. .................................................. 172,500 865,827
2,343,633
Ireland (0.7%):
Industrials (0.7%):
Ryanair Holdings PLC , ADR (b) ............................................ 6,356 847,636
Italy (1.0%):
Utilities (1.0%):
Snam SpA ............................................................ 232,837 1,197,766
Japan (22.1%):
Communication Services (1.8%):
Capcom Co. Ltd. ....................................................... 30,600 987,624
Kakaku.com, Inc. ....................................................... 92,600 1,144,278
2,131,902
Consumer Discretionary (3.2%):
Toyota Motor Corp. ..................................................... 149,400 2,737,953
ZOZO, Inc. ........................................................... 49,000 1,106,045
3,843,998
Consumer Staples (1.1%):
Toyo Suisan Kaisha Ltd. .................................................. 24,100 1,243,648
Financials (2.6%):
Mizuho Financial Group, Inc. .............................................. 88,100 1,503,007
Tokio Marine Holdings, Inc. ............................................... 64,300 1,601,361
3,104,368
Health Care (2.8%):
Hoya Corp. ........................................................... 16,800 2,092,556
Shionogi & Co. Ltd. ..................................................... 26,900 1,294,826
3,387,382
Industrials (6.1%):
Fuji Electric Co. Ltd. .................................................... 31,400 1,346,056
MISUMI Group, Inc. .................................................... 28,100 474,501
Mitsubishi Heavy Industries Ltd. ............................................ 26,900 1,566,451
Nippon Yusen KK ...................................................... 47,500 1,467,175
OKUMA Corp. ........................................................ 16,800 721,710
Sanwa Holdings Corp. ................................................... 113,300 1,713,118
7,289,011
Information Technology (2.9%):
Disco Corp. ........................................................... 3,700 913,907
Fujitsu Ltd. ........................................................... 7,500 1,128,863
Oracle Corp. .......................................................... 18,300 1,408,917
3,451,687

Victory Variable Insurance Funds
Victory RS International VIP Series
10
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd. .................................... 33,000 $ 978,061
Utilities (0.8%):
Tokyo Gas Co. Ltd. ..................................................... 39,900 915,383
26,345,440
Netherlands (5.7%):
Communication Services (1.0%):
Koninklijke KPN NV .................................................... 346,284 1,192,832
Financials (1.7%):
ING Groep NV ........................................................ 136,145 2,041,158
Industrials (1.5%):
Wolters Kluwer NV ..................................................... 12,444 1,770,163
Information Technology (1.5%):
ASM International NV ................................................... 3,469 1,805,284
6,809,437
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 53,481 797,269
Norway (1.2%):
Energy (0.4%):
Aker BP ASA ......................................................... 15,914 462,459
Financials (0.8%):
SpareBank 1 SMN ...................................................... 70,100 978,648
1,441,107
Spain (2.1%):
Communication Services (0.0%):(c)
Telefonica SA ......................................................... 1 4
Financials (2.1%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 275,882 2,514,122
2,514,126
Sweden (2.3%):
Industrials (2.3%):
Atlas Copco AB , Class B ................................................. 185,650 2,755,298
Switzerland (13.0%):
Consumer Staples (3.8%):
Coca-Cola HBC AG ..................................................... 47,144 1,384,021
Nestle SA , Registered Shares .............................................. 26,836 3,111,752
4,495,773
Financials (3.4%):
Partners Group Holding AG ............................................... 1,358 1,964,186
UBS Group AG ........................................................ 66,404 2,063,226
4,027,412
Health Care (5.8%):
Novartis AG , Registered Shares ............................................. 33,129 3,347,372
Roche Holding AG ...................................................... 10,511 3,056,390
Sandoz Group AG (b) .................................................... 17,890 575,765
6,979,527
15,502,712
United Kingdom (14.3%):
Consumer Discretionary (2.0%):
Greggs PLC ........................................................... 35,615 1,180,389

Victory Variable Insurance Funds
Victory RS International VIP Series
11
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Next PLC ............................................................ 11,217 $ 1,159,333
2,339,722
Consumer Staples (2.4%):
Diageo PLC ........................................................... 41,754 1,515,177
Imperial Brands PLC .................................................... 56,527 1,301,442
2,816,619
Energy (3.1%):
BP PLC .............................................................. 187,171 1,109,350
Shell PLC ............................................................ 80,831 2,645,420
3,754,770
Financials (3.0%):
Barclays PLC ......................................................... 317,836 622,225
HSBC Holdings PLC .................................................... 309,698 2,504,964
Legal & General Group PLC ............................................... 140,634 449,336
3,576,525
Industrials (0.8%):
Ashtead Group PLC ..................................................... 13,603 945,323
Materials (2.4%):
Croda International PLC .................................................. 10,307 662,860
Rio Tinto PLC ......................................................... 30,111 2,239,259
2,902,119
Utilities (0.6%):
Centrica PLC .......................................................... 426,133 763,783
17,098,861
Total Common Stocks (Cost $86,880,322) 116,630,688
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF ................................................. 2,169 163,434
Total Exchange-Traded Funds (Cost $138,678) 163,434
Total Investments (Cost $87,019,000) — 97.8% 116,794,122
Other assets in excess of liabilities — 2.2% 2,649,826
NET ASSETS - 100.00% $ 119,443,948
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$1,120,614 and amounted to 0.9% of net assets.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Statement of Assets and Liabilities
December 31, 2023
12
See notes to financial statements.
Victory Variable Insurance Funds
Victory RS
International VIP
Series
Assets:
Investments,
at value (Cost $87,019,000) $ 116,794,122
Foreign currency, at value (Cost $92,238) 93,564
Cash 756,738
Receivables:
Interest and dividends 43,746
Capital shares issued 12,027
Investments sold 1,759,908
From Adviser 34,325
Reclaims 855,554
Prepaid expenses 182
Total Assets 120,350,166
Liabilities:
Payables:
Investments purchased 734,885
Capital shares redeemed 14,102
Accrued expenses and other payables:
Investment advisory fees 79,844
Administration fees 6,348
Custodian fees 7,297
Transfer agent fees 104
Sub-Transfer agent fees 33,632
Compliance fees 89
Trustees' fees 133
Other accrued expenses 29,784
Total Liabilities 906,218
Commitments and contingencies (Note 4 )
Net Assets:
Capital 91,562,337
Total accumulated earnings/(loss) 27,881,611
Net Assets $ 119,443,948
Shares (unlimited shares authorized with a par value of $0.001 per share):
7,007,331
Net asset value: $ 17.05

Statement of Operations
For the Year Ended December 31, 2023
13
See notes to financial statements.
Victory Variable Insurance Funds
Victory RS
International VIP
Series
Investment Income:
Dividends $ 3,783,208
Interest 46,337
Securities lending (net of fees) 7,376
Foreign tax withholding (420,261)
Total Income 3,416,660
Expenses:
Investment advisory fees 928,984
Administration fees 64,264
Sub-Administration fees 17,000
Custodian fees 45,330
Transfer agent fees 390
Sub-Transfer agent fees 138,355
Trustees' fees 9,502
Compliance fees 1,062
Legal and audit fees 24,610
Other expenses 49,716
Total Expenses 1,279,213
Expenses waived/reimbursed by Adviser (199,137)
Net Expenses 1,080,076
Net Investment Income (Loss) 2,336,584
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 1,159,937
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 17,787,845
Net realized/unrealized gains (losses) on investments 18,947,782
Change in net assets resulting from operations $ 21,284,366

14
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS International VIP
Series
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,336,584 $ 3,342,673
Net realized gains (losses) 1,159,937 (1,826,855)
Net change in unrealized appreciation/depreciation 17,787,845 (24,929,525)
Change in net assets resulting from operations 21,284,366 (23,413,707)
Change in net assets resulting from distributions to shareholders (3,135,641) (12,698,566)
Change in net assets resulting from capital transactions (12,977,255) 129,577
Change in net assets 5,171,470 (35,982,696)
Net Assets:
Beginning of period 114,272,478 150,255,174
End of period $ 119,443,948 $ 114,272,478
Capital Transactions:
Proceeds from shares issued $ 3,011,765 $ 7,271,942
Distributions reinvested 3,135,641 12,698,566
Cost of shares redeemed (19,124,661) (19,840,931)
Change in net assets resulting from capital transactions $ (12,977,255) $ 129,577
Share Transactions:
Issued 187,300 457,593
Reinvested 185,541 833,107
Redeemed (1,198,544) (1,231,984)
Change in Shares (825,703) 58,716

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
15
See notes to financial statements.
Victory RS International VIP Series
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $14.59 $19.33 $17.60 $17.48 $15.47
Investment Activities:
Net investment income (loss)(a) 0.32 0.44 0.39 0.32 0.43
Net realized and unrealized gains (losses) 2.60 (3.46) 2.13 0.75 3.09
Total from Investment Activities 2.92 (3.02) 2.52 1.07 3.52
Distributions to Shareholders from:
Net investment income (0.46) (0.42) (0.37) (0.45) (0.39)
Net realized gains — (1.30) (0.42) (0.50) (1.12)
Total Distributions (0.46) (1.72) (0.79) (0.95) (1.51)
Net Asset Value, End of Period $17.05 $14.59 $19.33 $17.60 $17.48
Total Return(b)(c) 20.02% (15.81)% 14.37% 6.24% 22.79%
Ratios to Average Net Assets:
Net Expenses(d) 0.93% 0.93% 0.93% 0.93% 0.93%
Net Investment Income (Loss) 2.01% 2.71% 2.02% 2.02% 2.49%
Gross Expenses(d) 1.10% 1.10% 1.01% 0.98% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $119,444 $114,272 $150,255 $147,783 $149,034
Portfolio Turnover 23% 27% 35% 54% 32%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(d) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
December 31, 2023
Victory Variable Insurance Funds
16
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS International VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustee (the "Board"), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
17
As of December 31, 2023, there were no transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of December
31, 2023, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Level 1 Level 2 Level 3 Total
Victory RS International VIP Series
Common Stocks ............................ $ 1,423,393 $ 115,207,295 $ — $ 116,630,688
Exchange-Traded Funds ...................... 163,434 — — 163,434
Total .................................... $ 1,586,827 $ 115,207,295 $ — $ 116,794,122

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
18
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of December 31, 2023, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the year ended December 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Excluding U.S. Government Securities
Purchases Sales
Victory RS International VIP Series ...................................................... $ 25,972,444 $ 39,851,293

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
19
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.80% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended December
31, 2023, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2023, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of December 31, 2023, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement,  the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In effect until April 30, 2024
Victory RS International VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.93%

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
20
operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests
Expires
2024
Expires
2025
Expires
2026 Total
Victory RS International VIP Series ........................................ $ 115,399 $ 202,948 $ 199,137 $ 517,484

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
21
that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended December 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of December 31, 2023, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
As of December 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of December 31, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended December 31, 2023, the Fund utilized $(989,775) of capital loss carryforwards.
As of December 31, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
Year Ended December 31, 2023
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Victory RS International VIP Series .............................................................. $ 3,135,641 $ 3,135,641
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Victory RS International VIP Series ................................................. $ 5,107,519 $ 7,591,047 $ 12,698,566
Undistributed
Ordinary
Income
Accumulated
Earnings
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Victory RS International VIP Series ................... $ 3,095,651 $ 3,095,651 $ (1,116,461) $ 25,902,421 $ 27,881,611
Short-Term
Amount
Long-Term
Amount Total
Victory RS International VIP Series ......................................... $ (1,116,461) $ — $ (1,116,461)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Victory RS International VIP Series .................... $ 90,939,655 $ 32,010,039 $ (6,155,572) $ 25,854,467

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
22
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

23
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Variable Insurance Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory RS International
VIP Series (the “Fund”), a series of Victory Variable Insurance Funds, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the fund as of December 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 15, 2024

Supplemental Information
December 31, 2023
Victory Variable Insurance Funds
24
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 6 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 27 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund
Complex. Each Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Bushe retired from the Board effective January 1, 2024.
*** Mr. Pettee was appointed to serve as an Independent Trustee of the Trust effective January 1, 2024.
**** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee February 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee February 2005 Retired. None.
Dennis M. Bushe,**
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee February 1998 Private Investor. Chair, Caledonia Mining Corporation
(2013-2023).
Advisory Trustee
Timothy Pettee,***
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,****
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
25
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Portfolios III.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Portfolios III.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of
Victory Portfolios, Victory Portfolios II and Victory Portfolios III.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Portfolios III.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Portfolios III.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Jay G. Baris,
(January 1954)
Assistant Secretary February 1998 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Variable Insurance Funds
26
(Unaudited)
Supplemental Information — continued
December 31, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-539-3863. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Victory RS International VIP Series ........... $ 1,000.00 $ 1,082.30 $ 1,020.52 $ 4.88 $ 4.74 0.93%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds
27
(Unaudited)
Supplemental Information — continued
December 31, 2023
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2023, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on December 31, 2023, were $0.49 and $0.05, respectively.

Victory Variable Insurance Funds
28
(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 5, 2023. The Board also considered information relating to the Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October
17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Adviser.
The Board reviewed the Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared the Fund’s total operating expense ratio on a net and gross basis with a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts, to the extent applicable. The Board noted that the advisory fee arrangements for the Fund do not include breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board reviewed the Fund’s performance over one-, three-, five- and ten-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
29
(Unaudited)
The Board concluded that the Fund’s gross annual management fee was reasonable as compared to the median gross management fee charged to the funds in the Fund’s peer group. The Board noted that the Fund’s net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared to the median expense ratio for the peer group. The Board considered the Adviser’s contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund’s prospectus. The Board then compared the Fund’s performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the
Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and three-year periods, outperformed the benchmark index for the five- and ten-year periods, outperformed the peer group median of the one-, five- and ten-year periods, and underperformed the peer group median for the three-year period.
Having considered, among other things: (1) that the Fund’s management fee was within the ranges of advisory fees charged to comparable mutual funds; (2) that the Fund’s total expense ratio was reasonable; (3) the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) the performance of the Fund, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund, was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the
Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Variable Insurance Funds
30
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
31
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
32
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-IVIP-AR (12/23)

December 31, 2023
Annual Report
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary (Unaudited) 5
Investment Overview (Unaudited) 6
Investment Objective and Portfolio Holdings (Unaudited) 7
Schedule of Portfolio Investments 8
Financial Statements
Statement of Assets and Liabilities
10
Statement of Operations
11
Statements of Changes in Net Assets
12
Financial Highlights
13
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 20
Supplemental Information (Unaudited)
Trustee and Officer Information
21
Proxy Voting and Portfolio Holdings Information
23
Expense Example
23
Additional Federal Income Tax Information
24
Advisory Contract Approval
25
Privacy Policy
27

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
What a difference a year can make. After enduring tumultuous markets and steep drawdowns in both equities and bonds during
2022, investors must be feeling a sense of relief. Despite the ongoing challenges and several bouts of elevated volatility, we all benefitted from an impressive rebound in both stock and bond markets during our most recent annual reporting period ending
December 31, 2023.
Looking back, it wasn’t clear sailing all year, and there were plenty of twists and turns along the way. The year got off to a quick start as equity investors enjoyed what could only be described as a relief rally. Markets rebounded in January after the excessive selling of 2022. In the United States, some of the most beaten down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
But the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This ratcheted up volatility for a little while as investors feared a wider banking crisis; however, the U.S. Federal Reserve (the “Fed”) took the necessary steps to quickly restore confidence in the banking system. It also helped that the Fed paused its rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the second quarter and into the summer, but the momentum again reversed later in the third quarter. Investors wondered if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession.
Ironically, good news on the economy had become bad news on the interest-rate outlook. We were all waiting for labor markets to moderate, which would help keep wages in check and ensure inflation would not worsen. The market began struggling with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Deep into the third quarter investors were dealing with yet another bout of turmoil as yields pushed higher and eventually peaked for the year. This was widely interpreted as a warning sign for future economic growth, and many pundits were also predicting an imminent recession.
Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. All this gave the Fed the leeway to back off—and likely end—its historic rate-hike campaign. Not surprisingly, the fourth quarter finished with a strong rally in equity markets, and with declining yields and rising bond prices. Investors cheered!
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of more than 26% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg
U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 5.53% for the year.
Although the story of 2023 had a happy ending, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s also important to resist unbridled optimism when markets rally strongly. We believe the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 or visit our website at
vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
Victory RS Large Cap Alpha VIP Series
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
As the year drew to a close, financial markets celebrated, and investors cheered what may yet be known as the “immaculate disinflation.”After all the peculiarities of the pandemic and the subsequent monetary and fiscal stimuli, is the economy normalizing and are we really on track for that proverbial soft landing? That’s what we believe the financial market seemed to be suggesting during the fourth quarter.
The benchmark 10-year U.S. Treasury, which rose as high as 4.99% early in the fourth quarter, fell to as low as 3.79% toward the end of the year, as inflation continued to abate, the labor market showed signs of normalizing, and the consumer remained surprisingly resilient. Markets rallied sharply, led by sectors that had been most adversely impacted by higher interest rates and a weakening economic environment, such as financial services and real estate.
Earlier in the fourth quarter, however, the picture wasn’t quite so rosy. The quarter began with small-cap stocks, as defined by the
Russell 2000
®
Index declining 6.82% in the month of October. Large-cap stocks, as measured by the Russell 1000
®
Index also fell
for the third consecutive month, declining 2.42% in October. While corporate earnings and economic growth continued to surpass expectations, concerns over rising interest rates overwhelmed fundamentals and weighed heavily on the market. Fortunately, as the quarter progressed, equity markets flipped, and there was a significant move higher across most styles beginning in late
October. The rally was triggered by growing optimism that inflation was being contained, thus giving the U.S. Federal Reserve
(the “Fed”) the freedom to end its aggressive interest rate hikes. Yields on 2-year and 10-year Treasurys fell 88 and 120 basis points, respectively, intra-quarter.
In terms of the overall numbers for our area of focus—domestic value-oriented strategies—the Russell 3000
®
Value Index
returned 9.83% during the fourth quarter, bringing the full year return to 11.66%. In terms of market capitalizations, small-cap value stocks, as represented by the Russell 2000
®
Value Index returned 15.26% for the quarter. The Russell Midcap
®
Value Index
returned 12.11%, for the fourth quarter while large-cap stocks, as represented by the Russell 1000
®
Value Index (the “Index”)
returned 9.50% during the quarter.
Indeed, let’s celebrate the good news and recent rally. Yet we should also acknowledge that after an extended period of exceedingly low interest rates, fiscal tailwinds, and easy access to cheap capital, we are firmly in a new regime. This reality has been difficult for the market to digest, and we’ve seen that manifest in periods of volatility and uncertainty. Naturally, this often causes prices to dislocate from fundamentals, thus creating an environment that we believe should benefit active managers.
How did Victory RS Large Cap Alpha VIP Series (the “Fund”) perform during the reporting period?
The Fund returned 13.69% (Class I at net asset value) for the 12-month period ended December 31, 2023, outperforming the
Fund’s Index, which returned 11.46% for the reporting period.
What strategies did you employ during the reporting period?
The Fund outperformed the Index primarily through stock selection in the financials and utilities sectors. Our focus on businesses that have the potential for long-term value creation while limiting our downside paid off during 2023. For the year, the stocks that provided positive contribution tended to be undergoing a unique structural change, but also holding a competitive advantage.
Within the financials sector, Fairfax Financial Holdings Ltd. and Cboe Global Markets Inc. were significant positive contributors to relative performance. The utilities sector provided other names that benefitted the portfolio. Specifically, Vistra Corp. was a positive contributor as a result of improving cash flows. Where we struggled was in the communication services and energy sectors. Despite solid stock selection, our underweight to this sector negatively impacted relative performance. Within energy, falling oil and gas prices negatively impacted cashflows and performance of several of our holdings. At the end of the day, however, we managed to outperform the Index in 2023, and we remain confident that our investment philosophy and vetted process will enable us to deliver longer-term investment results that will benefit our investors over time.
Moreover, we continue to believe that the current environment is creating many potential pockets of opportunities for astute, long-term investors. Our experience has taught us that patience, sticking to a process, and maintaining valuation discipline are key advantages for active managers, particularly in volatile markets. Our team continues to seek and identify companies that share two vital traits: a trend of improving their ROIC (return on invested capital), and stock prices trading at what we perceive as a deep discount to intrinsic value. We believe that allocating to these types of companies is a means to generate attractive risk-
adjusted returns over longer time periods, and this continues to be a primary focus for us.

6
Victory RS Large Cap Alpha VIP Series
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower. Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity
Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
Victory RS Large Cap Alpha VIP Series — Growth of $10,000
1
The unmanaged Russell 1000
®
Value Index is a market-capitalization-weighted index that measures the performance of Russell 1000
®
Index companies
with lower price-to-book ratios and lower forecasted growth rates. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged S&P 500
®
Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S.
companies. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class I
INCEPTION DATE 4/13/83
Net Asset
Value
Russell 1000
®
Value Index
1
S&P 500
®
Index
2
One Year 13.69% 11.46% 26.29%
Five Year 11.89% 10.91% 15.69%
Ten Year 8.68% 8.40% 12.03%

7
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Fairfax Financial Holdings Ltd.
4.3%
The Progressive Corp.
3.8%
Alphabet, Inc.
, Class A 3.4%
Vistra Corp.
3.3%
Keurig Dr Pepper, Inc.
3.1%
The Goldman Sachs Group, Inc.
3.0%
Merck & Co., Inc.
2.8%
Leidos Holdings, Inc.
2.7%
The Cigna Group
2.6%
JPMorgan Chase & Co.
2.5%
Financials
22.0%
Health Care
16.5%
Industrials
14.3%
Information Technology
7.7%
Energy
7.6%
Consumer Staples
7.6%
Utilities
6.0%
Communication Services
5.4%
Materials
3.6%
Consumer Discretionary
3.5%

Schedule of Portfolio Investments
December 31, 2023
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series
8
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.4%)
Communication Services (5.4%):
Alphabet, Inc., Class A(a) ................................................. 191,170 $ 26,704,537
TKO Group Holdings, Inc. ................................................ 195,160 15,921,153
42,625,690
Consumer Discretionary (3.5%):
Amazon.com, Inc.(a) .................................................... 26,660 4,050,720
LKQ Corp. ........................................................... 314,660 15,037,601
Mattel, Inc.(a) ......................................................... 460,570 8,695,562
27,783,883
Consumer Staples (7.6%):
Keurig Dr Pepper, Inc. ................................................... 727,360 24,235,635
Mondelez International, Inc., Class A ......................................... 243,160 17,612,079
U.S. Foods Holding Corp.(a) ............................................... 388,760 17,653,592
59,501,306
Energy (7.6%):
Chevron Corp. ......................................................... 78,180 11,661,329
Enterprise Products Partners LP ............................................. 572,860 15,094,861
Exxon Mobil Corp. ..................................................... 167,750 16,771,645
Marathon Oil Corp. ..................................................... 675,080 16,309,933
59,837,768
Financials (22.0%):
Brown & Brown, Inc. .................................................... 143,760 10,222,774
Cboe Global Markets, Inc. ................................................ 65,120 11,627,827
Citigroup, Inc. ......................................................... 309,380 15,914,507
Fairfax Financial Holdings Ltd. ............................................. 36,390 33,577,733
FleetCor Technologies, Inc.(a) .............................................. 51,370 14,517,676
JPMorgan Chase & Co. .................................................. 117,690 20,019,069
The Goldman Sachs Group, Inc. ............................................ 62,350 24,052,759
The PNC Financial Services Group, Inc. ...................................... 87,710 13,581,894
The Progressive Corp. ................................................... 189,220 30,138,962
173,653,201
Health Care (16.5%):
AbbVie, Inc. .......................................................... 108,040 16,742,959
GE HealthCare Technologies, Inc. ........................................... 112,150 8,671,438
Humana, Inc. .......................................................... 16,510 7,558,443
Johnson & Johnson ..................................................... 77,910 12,211,613
McKesson Corp. ....................................................... 23,060 10,676,319
Medtronic PLC ........................................................ 196,130 16,157,189
Merck & Co., Inc. ...................................................... 199,620 21,762,572
The Cigna Group ....................................................... 67,520 20,218,864
UnitedHealth Group, Inc. ................................................. 30,435 16,023,115
130,022,512
Industrials (14.3%):
Eaton Corp. PLC ....................................................... 32,850 7,910,937
FedEx Corp. .......................................................... 50,830 12,858,465
General Dynamics Corp. .................................................. 54,520 14,157,209
Johnson Controls International PLC .......................................... 181,050 10,435,722
Leidos Holdings, Inc. .................................................... 193,420 20,935,781
PACCAR, Inc. ......................................................... 105,145 10,267,409
Parker-Hannifin Corp. ................................................... 21,470 9,891,229
RTX Corp. ............................................................ 148,231 12,472,156
Sensata Technologies Holding PLC .......................................... 368,820 13,856,567
112,785,475
Information Technology (7.7%):
Amphenol Corp., Class A ................................................. 139,370 13,815,748
Analog Devices, Inc. .................................................... 48,940 9,717,526
Applied Materials, Inc. ................................................... 87,980 14,258,919

Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series
9
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Salesforce, Inc.(a) ...................................................... 41,560 $ 10,936,098
Zebra Technologies Corp.(a) ............................................... 44,990 12,297,117
61,025,408
Materials (3.6%):
PPG Industries, Inc. ..................................................... 89,310 13,356,311
Sealed Air Corp. ....................................................... 412,660 15,070,343
28,426,654
Real Estate (3.2%):
Equity LifeStyle Properties, Inc. ............................................ 189,480 13,365,919
Invitation Homes, Inc. ................................................... 341,110 11,635,262
25,001,181
Utilities (6.0%):
Constellation Energy Corp. ................................................ 63,589 7,432,918
Exelon Corp. .......................................................... 388,910 13,961,869
Vistra Corp. ........................................................... 680,789 26,223,993
47,618,780
Total Common Stocks (Cost $609,997,183) 768,281,858
Total Investments (Cost $609,997,183) — 97.4% 768,281,858
Other assets in excess of liabilities — 2.6% 20,373,749
NET ASSETS - 100.00% $ 788,655,607
At December 31, 2023, the Fund's investments in foreign securities were 6.3% of net assets.
(a) Non-income producing security.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statement of Assets and Liabilities
December 31, 2023
10
See notes to financial statements.
Victory Variable Insurance Funds
Victory RS Large
Cap Alpha VIP
Series
Assets:
Investments,
at value (Cost $609,997,183) $ 768,281,858
Cash 20,726,928
Receivables:
Interest and dividends 1,162,749
From Adviser 191,655
Prepaid expenses 1,195
Total Assets 790,364,385
Liabilities:
Payables:
Investments purchased 420,933
Capital shares redeemed 626,149
Accrued expenses and other payables:
Investment advisory fees 330,343
Administration fees 41,422
Custodian fees 6,244
Transfer agent fees 74
Sub-Transfer agent fees 229,279
Compliance fees 598
Trustees' fees 174
Other accrued expenses 53,562
Total Liabilities 1,708,778
Commitments and contingencies (Note 4 )
Net Assets:
Capital 588,060,249
Total accumulated earnings/(loss) 200,595,358
Net Assets $ 788,655,607
Shares (unlimited shares authorized with a par value of $0.001 per share):
18,144,790
Net asset value: $ 43 .46

Statement of Operations
For the Year Ended December 31, 2023
11
See notes to financial statements.
Victory Variable Insurance Funds
Victory RS Large
Cap Alpha VIP
Series
Investment Income:
Dividends $ 13,235,895
Interest 593,751
Securities lending (net of fees) 5,436
Foreign tax withholding (103,260)
Total Income 13,731,822
Expenses:
Investment advisory fees 3,884,740
Administration fees 429,972
Sub-Administration fees 13,204
Custodian fees 36,990
Transfer agent fees 313
Sub-Transfer agent fees 924,601
Trustees' fees 52,851
Compliance fees 7,111
Legal and audit fees 83,694
Other expenses 25,813
Total Expenses 5,459,289
Expenses waived/reimbursed by Adviser (1,185,892)
Net Expenses 4,273,397
Net Investment Income (Loss) 9,458,425
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 36,504,729
Net change in unrealized appreciation/depreciation on investment securities 53,208,654
Net realized/unrealized gains (losses) on investments 89,713,383
Change in net assets resulting from operations $ 99,171,808

12
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Large Cap Alpha VIP
Series
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 9,458,425 $ 9,276,237
Net realized gains (losses) 36,504,729 52,223,448
Net change in unrealized appreciation/depreciation 53,208,654 (100,331,466)
Change in net assets resulting from operations 99,171,808 (38,831,781)
Change in net assets resulting from distributions to shareholders (66,537,672) (158,023,255)
Change in net assets resulting from capital transactions (21,008,210) 21,917,217
Change in net assets 11,625,926 (174,937,819)
Net Assets:
Beginning of period 777,029,681 951,967,500
End of period $ 788,655,607 $ 777,029,681
Capital Transactions:
Proceeds from shares issued $ 20,809,694 $ 13,315,255
Distributions reinvested 66,537,672 158,023,255
Cost of shares redeemed (108,355,576) (149,421,293)
Change in net assets resulting from capital transactions $ (21,008,210) $ 21,917,217
Share Transactions:
Issued 483,373 254,405
Reinvested 1,534,298 3,683,945
Redeemed (2,489,890) (2,840,396)
Change in Shares (472,219) 1,097,954

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory RS Large Cap Alpha VIP Series
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $41.74 $54.34 $44.49 $48.27 $43.45
Investment Activities:
Net investment income (loss)(a) 0.53 0.57 0.75 0.62 0.70
Net realized and unrealized gains (losses) 5.13 (2.78) 9.69 (0.90) 12.75
Total from Investment Activities 5.66 (2.21) 10.44 (0.28) 13.45
Distributions to Shareholders from:
Net investment income (0.55) (0.61) (0.59) (0.56) (0.48)
Net realized gains (3.39) (9.78) — (2.94) (8.15)
Total Distributions (3.94) (10.39) (0.59) (3.50) (8.63)
Net Asset Value, End of Period $43.46 $41.74 $54.34 $44.49 $48.27
Total Return(b)(c) 13.69% (4.33)% 23.49% (0.44)% 31.16%
Ratios to Average Net Assets:
Net Expenses(d) 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss) 1.22% 1.10% 1.47% 1.47% 1.37%
Gross Expenses(d) 0.70% 0.72% 0.73% 0.74% 0.73%
Supplemental Data:
Net Assets at end of period (000's) $788,656 $777,030 $951,968 $901,190 $958,695
Portfolio Turnover 40% 60% 51%(e) 101%(f) 50%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects a return to normal trading levels after a prior-year transition.
(f) Reflects an increase in trading activity due to asset allocation shifts.

Notes to Financial Statements
December 31, 2023
Victory Variable Insurance Funds
14
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS Large Cap Alpha VIP Series (the “Fund”), a series of the Trust. The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustee (the "Board"), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:
Level 1 Level 2 Level 3 Total
Victory RS Large Cap Alpha VIP Series
Common Stocks ............................ $ 768,281,858 $ — $ — $ 768,281,858
Total .................................... $ 768,281,858 $ — $ — $ 768,281,858

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
15
As of December 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of December
31, 2023, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
16
fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of December 31, 2023, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the year ended December 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Administration fees.
Excluding U.S. Government Securities
Purchases Sales
Victory RS Large Cap Alpha VIP Series ................................................... $ 305,230,896 $ 379,099,330
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
17
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended December
31, 2023, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2023, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of December 31, 2023, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement,  the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2023.
In effect until April 30, 2024
Victory RS Large Cap Alpha VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%
Expires
2024
Expires
2025
Expires
2026 Total
Victory RS Large Cap Alpha VIP Series ..................................... $ 1,660,693 $ 1,406,467 $ 1,185,892 $ 4,253,052

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
18
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Limited Portfolio Risk —To the extent the Fund invests its assets in a more limited number of issuers than other mutual funds, a decline in the market value of a particular security may affect the Fund’s value more than if the Fund invested in a larger number of issuers.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended December 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
19
distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of December 31, 2023, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
As of December 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and partnership basis adjustments.
As of December 31, 2023, the Fund had no capital loss carryforward for federal income tax purposes.
As of December 31, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Total Accumulated Earnings/(Loss) Capital
Victory RS Large Cap Alpha VIP Series ......................................... $ 2,727 $ (2,727)
Year Ended December 31, 2023
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Victory RS Large Cap Alpha VIP Series .............................................. $ 9,838,754 $ 56,698,918 $ 66,537,672
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Victory RS Large Cap Alpha VIP Series .............................................. $ 59,479,582 $ 98,543,673 $ 158,023,255
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Victory RS Large Cap Alpha VIP Series ................ $ 10,400,977 $ 29,032,754 $ 39,433,731 $ 161,161,627 $ 200,595,358
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Victory RS Large Cap Alpha VIP Series ................. $ 607,120,231 $ 173,353,764 $ (12,192,137) $ 161,161,627

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Variable Insurance Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory RS Large Cap
Alpha VIP Series (the “Fund”), a series of Victory Variable Insurance Funds, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 15, 2024

Supplemental Information
December 31, 2023
Victory Variable Insurance Funds
21
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 6 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 27 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund
Complex. Each Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Bushe retired from the Board effective January 1, 2024.
*** Mr. Pettee was appointed to serve as an Independent Trustee of the Trust effective January 1, 2024.
**** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee February 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee February 2005 Retired. None.
Dennis M. Bushe,**
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee February 1998 Private Investor. Chair, Caledonia Mining Corporation
(2013-2023).
Advisory Trustee
Timothy Pettee,***
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,****
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
22
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Portfolios III.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Portfolios III.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of
Victory Portfolios, Victory Portfolios II and Victory Portfolios III.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Portfolios III.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Portfolios III.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Jay G. Baris,
(January 1954)
Assistant Secretary February 1998 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
December 31, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-539-3863. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Victory RS Large Cap Alpha VIP Series ........ $ 1,000.00 $ 1,083.40 $ 1,022.43 $ 2.89 $ 2.80 0.55%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
December 31, 2023
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2023, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.  Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 100%.
For the year ended December 31, 2023, the Fund designated long-term capital gain distributions in the amount of $56,698,918.

Victory Variable Insurance Funds
25
(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 5, 2023. The Board also considered information relating to the Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October
17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Adviser.
The Board reviewed the Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared the Fund’s total operating expense ratio on a net and gross basis with a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts, to the extent applicable. The Board noted that the advisory fee arrangements for the Fund do not include breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board reviewed the Fund’s performance over one-, three-, five- and ten-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
26
(Unaudited)
The Board concluded that the Fund’s gross annual management fee was reasonable as compared to the median gross management fee charged to the funds in the Fund’s peer group. The Board noted that the Fund’s net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared to the median expense ratio for the peer group. The Board considered the Adviser’s contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund’s prospectus. The Board then compared the Fund’s performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the
Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and five-year periods, outperformed the benchmark index for the three- and ten-year periods, underperformed the peer group median for the one- and five-year periods, outperformed the peer group median for the ten-year period, and matched the peer group median for the three-year period.
Having considered, among other things: (1) that the Fund’s management fee was within the ranges of advisory fees charged to comparable mutual funds; (2) that the Fund’s total expense ratio was reasonable; (3) the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) the performance of the Fund, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund, was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the
Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Variable Insurance Funds
27
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
28
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
29
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-LCAVIP-AR (12/23)

December 31, 2023
Annual Report
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary (Unaudited) 5
Investment Overview (Unaudited) 7
Investment Objective and Portfolio Holdings (Unaudited) 8
Schedule of Portfolio Investments 9
Financial Statements
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 22
Supplemental Information (Unaudited)
Trustee and Officer Information
23
Proxy Voting and Portfolio Holdings Information
25
Expense Example
25
Additional Federal Income Tax Information
26
Advisory Contract Approval
27
Privacy Policy
29

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
What a difference a year can make. After enduring tumultuous markets and steep drawdowns in both equities and bonds during
2022, investors must be feeling a sense of relief. Despite the ongoing challenges and several bouts of elevated volatility, we all benefitted from an impressive rebound in both stock and bond markets during our most recent annual reporting period ending
December 31, 2023.
Looking back, it wasn’t clear sailing all year, and there were plenty of twists and turns along the way. The year got off to a quick start as equity investors enjoyed what could only be described as a relief rally. Markets rebounded in January after the excessive selling of 2022. In the United States, some of the most beaten down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
But the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This ratcheted up volatility for a little while as investors feared a wider banking crisis; however, the U.S. Federal Reserve (the “Fed”) took the necessary steps to quickly restore confidence in the banking system. It also helped that the Fed paused its rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the second quarter and into the summer, but the momentum again reversed later in the third quarter. Investors wondered if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession.
Ironically, good news on the economy had become bad news on the interest-rate outlook. We were all waiting for labor markets to moderate, which would help keep wages in check and ensure inflation would not worsen. The market began struggling with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Deep into the third quarter investors were dealing with yet another bout of turmoil as yields pushed higher and eventually peaked for the year. This was widely interpreted as a warning sign for future economic growth, and many pundits were also predicting an imminent recession.
Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. All this gave the Fed the leeway to back off—and likely end—its historic rate-hike campaign. Not surprisingly, the fourth quarter finished with a strong rally in equity markets, and with declining yields and rising bond prices. Investors cheered!
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of more than 26% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg
U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 5.53% for the year.
Although the story of 2023 had a happy ending, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s also important to resist unbridled optimism when markets rally strongly. We believe the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 or visit our website at
vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
Victory RS Small Cap Growth Equity VIP Series
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
After a rocky start to the fourth quarter in October 2023, investors came to the conclusion that the rate-hike cycle was drawing to a close. Corporate earnings and economic growth continued to surpass expectations, while many measures of inflation moderated.
With perceptions of inflation fears in the rear-view mirror, equities rallied and delivered strong absolute returns in November and
December. Interestingly, we did see a shift in market internals as cyclical and defensive areas gave way to longer duration growth stocks. We believe this may be the beginning of a true change in leadership and harbinger of things to come.
The general sense of optimism was clearly evident in the broader market, as the S&P 500
®
Index rallied 11.69% during the fourth
quarter, bringing the full year gains to 26.29%. Importantly, growth stocks across capitalizations rebounded sharply this past year as well. Large-cap growth was the story for much of the year with the proverbial Magnificent Seven garnering much media attention, though other growth sectors also participated even as they received less fanfare. Large-cap growth stocks, as measured by the Russell 1000 Growth
®
Index, rose 14.16% during the fourth quarter and 42.68% for the full year, the strongest year for large-cap growth stocks in many years.
Late in the year, the rally broadened further to included more small- and mid-cap names. Small-cap growth stocks, as measured by Russell 2000
®
Growth Index (the “Index”), returned 12.75% during the fourth quarter, pushing the Index to a solid 18.66%
return for the full year. Meanwhile, the Russell Midcap
®
Growth Index delivered returns of 14.55% during the fourth quarter and
25.87% for the full year.
Although we definitely appreciate the improved sentiment and interest-rate outlook, we also acknowledge that valuation of many large-cap growth stocks may have gotten ahead of themselves. As a result, in our opinion, smaller-cap stocks, especially within the small-cap growth style box, appear especially attractive when compared to other market segments. Despite the challenges of the rising rate-hike cycle, many well-funded and well-run smaller-cap growth stocks were resilient in the face of rising rates when analyzed by their underlying fundamentals. Our team continues to be intensely focused on identifying potential opportunities within the secular growth investment universe, and we believe many of these are priced attractively compared to the broader market.
Moreover, we believe that the multi-year underperformance of some smaller and mid-sized growth companies position them favorably over the long term from a valuation standpoint, thus creating a set up to potentially outperform many other segments of the market. We are convinced that we are still in the early stages of a secular shift that is transforming how consumers, businesses, and employees interact, especially after witnessing extensive technological advancements and acceptance during the initial stages of the pandemic. What once were upstart innovative products and services have become mainstream and standard operating procedure for many companies. Furthermore, new emerging technologies such as artificial intelligence appear poised to have a significant impact in the years ahead, particularly among growth-oriented investment styles.
How did Victory RS Small Cap Growth Equity VIP Series (the “Fund”) perform during the reporting period?
The Fund returned 20.40% for the 12-month period ended December 31, 2023, outperforming the Index, which returned 18.66%.
What strategies did you employ during the reporting period?
The Fund seeks to provide long-term capital growth by investing primarily in small-cap companies that we believe have the potential to produce sustainable earnings growth over a multi-year horizon. The Fund’s outperformance relative to the Index for the 12-month period ended December 31, 2023, was driven by outperformance within the consumer staples and producer durables sectors, offset by underperformance in the health care sector.
Within the consumer staples sector, the largest driver of outperformance was BellRing Brands, Inc., an operator of three major brands in the convenient nutrition sector, including Premier Protein as part of their specialized ready-to-drink (“RTD”) beverages.
We own BellRing due to its strong market position, with Premier Protein leading the shakes/RTD sub-category, aligning with the growing trends of health, convenience, and snacking in the $17B U.S. convenient nutrition market. We also like BellRing’s attractive financial profile with solid growth potential, high customer loyalty, and innovative products. The stock performed exceptionally well during 2023, given strong execution, leveraging effective brand strategies and market investments to drive a very strong increase in net sales, showcasing it’s adeptness in market responsiveness and strategic management.
Within the health care sector, one of the largest drivers of relative underperformance was Inspire Medical Systems, Inc., a medical technology company focused on the development and commercialization of minimally invasive solutions for patients with obstructive sleep apnea. We own Inspire given its promising minimally invasive stimulation therapy for sleep apnea, relatively

6
Victory RS Small Cap Growth Equity VIP Series
Managers’ Commentary (continued)
(Unaudited)
low current market penetration and anticipated catalysts supporting outsized growth, and durable competitive advantages. The stock underwhelmed in 2023, given concerns over the impact of Glucagon-like peptide-1 (“GLP1s”) weight-loss drugs on the sleep apnea space. The negative market reaction stemmed from concerns raised during an earnings call about how GLP1s might affect Inspire’s position in the sleep apnea market. We believe this concern is overblown and that GLP1s may have a path to where they increase the funnel for new patients that are currently disqualified given their high body mass.
Outlook
We are cautiously optimistic about the health of the domestic economy and are excited about the prospect that the U.S. Federal
Reserve is done hiking interest rates. While the full impact on the economy is yet unclear, a healthy pullback in economic activity, if coupled with solid employment statistics could augur a very favorable backdrop for growth stocks. We remain optimistic about the productivity of workers and consumers as well as the capital investment environment for businesses as we finished the year.
Certain areas of the economy appear better positioned to adapt and grow, while company valuations vary significantly across styles.
In the current investment landscape, we believe there is a notable opportunity for secular growth companies outside of the mega-
cap growth category. Despite their relative underperformance smaller-cap secular growth companies have displayed continued
strength in their underlying fundamentals. We anticipate this strength to persist, despite investors taking a pause on what had been a steady bounce back through the second half of the year given better-than-expected execution and performance. Conversely, more cyclical companies may face headwinds as valuations have caught up to fundamentals after an extended strong run.
Overall, while uncertainty remains, we believe that opportunities will emerge in sectors and industries that demonstrate resilience and sustained growth. We feel that secular growth companies within the growth universe are particularly attractive due to their strong fundamentals and potential for continued outperformance.

7
Victory RS Small Cap Growth Equity VIP Series
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower. Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity
Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
Victory RS Small Cap Growth Equity VIP Series — Growth of $10,000
1
The unmanaged Russell 2000
®
Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000
®
Index
companies with higher price-to-book ratios and forecasted growth values. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Russell 2000
®
Index is a market-capitalization-weighted index that measures the performance of the 2,000 smallest U.S. stocks by market capitalization in the Russell 3000
®
Index. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class I
INCEPTION DATE 5/1/97
Net Asset
Value
Russell 2000
®
Growth Index
1
Russell 2000
®
Index
2
One Year 20.40% 18.66% 16.93%
Five Year 5.63% 9.22% 9.97%
Ten Year 6.48% 7.16% 7.16%

8
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Sprout Social, Inc., Class A
2.6%
MACOM Technology Solutions Holdings, Inc.
2.5%
CyberArk Software Ltd.
2.1%
Tecnoglass, Inc.
1.7%
Clean Harbors, Inc.
1.7%
Varonis Systems, Inc.
1.7%
Skyline Champion Corp.
1.6%
Altair Engineering, Inc., Class A
1.5%
RH
1.5%
Semtech Corp.
1.5%
Information Technology
24.8%
Health Care
23.9%
Industrials
22.0%
Consumer Discretionary
8.7%
Financials
8.3%
Consumer Staples
4.5%
Energy
4.1%
Materials
1.5%

Schedule of Portfolio Investments
December 31, 2023
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
9
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.8%)
Consumer Discretionary (8.7%):
Abercrombie & Fitch Co. (a) ............................................... 3,960 $ 349,351
Cava Group, Inc. (a) ..................................................... 11,620 499,428
PVH Corp. ........................................................... 3,060 373,687
RH (a) ............................................................... 3,810 1,110,539
Skyline Champion Corp. (a) ................................................ 15,560 1,155,485
Under Armour, Inc. , Class C (a) ............................................. 128,760 1,075,146
Wayfair, Inc. , Class A (a) .................................................. 5,390 332,563
Wingstop, Inc. ......................................................... 2,050 525,989
YETI Holdings, Inc. (a) ................................................... 19,550 1,012,299
6,434,487
Consumer Staples (4.5%):
BellRing Brands, Inc. (a) .................................................. 6,210 344,220
Celsius Holdings, Inc. (a) .................................................. 12,430 677,684
elf Beauty, Inc. (a) ....................................................... 2,940 424,360
Freshpet, Inc. (a) ........................................................ 9,470 821,617
Grocery Outlet Holding Corp. (a) ............................................ 31,040 836,838
The Vita Coco Co., Inc. (a) ................................................ 10,710 274,712
3,379,431
Energy (4.1%):
Callon Petroleum Co. (a) .................................................. 17,190 556,956
Matador Resources Co. ................................................... 14,540 826,744
Tidewater, Inc. (a) ....................................................... 9,750 703,073
Weatherford International PLC (a) ........................................... 9,560 935,255
3,022,028
Financials (8.3%):
Euronet Worldwide, Inc. (a) ................................................ 6,050 614,014
FirstCash Holdings, Inc. .................................................. 8,600 932,154
Flywire Corp. (a) ....................................................... 39,490 914,194
Payoneer Global, Inc. (a) .................................................. 164,710 858,139
Remitly Global, Inc. (a) ................................................... 27,330 530,749
Shift4 Payments, Inc. , Class A (a) ............................................ 11,000 817,740
Walker & Dunlop, Inc. ................................................... 4,850 538,399
Wintrust Financial Corp. .................................................. 10,030 930,282
6,135,671
Health Care (23.9%):
Acadia Healthcare Co., Inc. (a) .............................................. 9,310 723,946
Amicus Therapeutics, Inc. (a) ............................................... 43,630 619,110
Apellis Pharmaceuticals, Inc. (a) ............................................ 18,150 1,086,459
Arcellx, Inc. (a) ........................................................ 4,280 237,540
Biohaven Ltd. (a) ....................................................... 5,820 249,096
Blueprint Medicines Corp. (a) .............................................. 5,010 462,122
Bridgebio Pharma, Inc. (a) ................................................. 16,680 673,372
Cabaletta Bio, Inc. (a) (b) .................................................. 15,500 351,850
Crinetics Pharmaceuticals, Inc. (a) ........................................... 6,710 238,742
Cymabay Therapeutics, Inc. (a) ............................................. 24,050 568,061
Cytokinetics, Inc. (a) ..................................................... 6,850 571,906
Disc Medicine, Inc. (a) ................................................... 7,480 432,045
Evolent Health, Inc. , Class A (a) ............................................. 24,500 809,235
HealthEquity, Inc. (a) .................................................... 14,810 981,903
Ideaya Biosciences, Inc. (a) ................................................ 13,030 463,607
Immunovant, Inc. (a) ..................................................... 12,040 507,245
Inspire Medical Systems, Inc. (a) ............................................ 4,520 919,504
Krystal Biotech, Inc. (a) ................................................... 4,660 578,120
Lantheus Holdings, Inc. (a) ................................................ 10,810 670,220
MoonLake Immunotherapeutics (a) .......................................... 5,550 335,165
Nuvalent, Inc. , Class A (a) ................................................. 5,950 437,861
Olema Pharmaceuticals, Inc. (a) ............................................. 24,380 342,051
Opthea Ltd. , ADR (a) .................................................... 36,830 108,648

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
10
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Pacific Biosciences of California, Inc. (a) ...................................... 42,210 $ 414,080
PROCEPT BioRobotics Corp. (a) (b) .......................................... 9,630 403,593
Pulmonx Corp. (a) ....................................................... 39,010 497,377
RadNet, Inc. (a) ........................................................ 8,160 283,723
REVOLUTION Medicines, Inc. (a) .......................................... 20,270 581,344
Rhythm Pharmaceuticals, Inc. (a) ............................................ 6,270 288,232
RxSight, Inc. (a) ........................................................ 10,100 407,232
SI-BONE, Inc. (a) ....................................................... 14,840 311,492
SpringWorks Therapeutics, Inc. (a) ........................................... 9,830 358,795
Structure Therapeutics, Inc. , ADR (a) ......................................... 4,850 197,686
Surgery Partners, Inc. (a) .................................................. 25,460 814,465
Vaxcyte, Inc. (a) ........................................................ 13,500 847,800
17,773,627
Industrials (22.0%):
AAR Corp. (a) ......................................................... 8,740 545,376
AeroVironment, Inc. (a) ................................................... 5,170 651,627
Applied Industrial Technologies, Inc. ......................................... 6,190 1,068,951
Chart Industries, Inc. (a) .................................................. 7,340 1,000,662
Clean Harbors, Inc. (a) ................................................... 7,330 1,279,158
Comfort Systems USA, Inc. ............................................... 2,140 440,134
Hexcel Corp. .......................................................... 11,590 854,763
Leonardo DRS, Inc. (a) ................................................... 38,060 762,722
Maximus, Inc. ......................................................... 9,980 836,923
McGrath RentCorp. ..................................................... 7,760 928,251
Moog, Inc. , Class A ..................................................... 7,140 1,033,729
NEXTracker, Inc. , Class A (a) .............................................. 3,800 178,030
Paycor HCM, Inc. (a) .................................................... 28,800 621,792
Simpson Manufacturing Co., Inc. ........................................... 4,290 849,334
Sunrun, Inc. (a) ......................................................... 9,780 191,981
Tecnoglass, Inc. ........................................................ 28,020 1,280,794
The AZEK Co., Inc. (a) ................................................... 21,230 812,048
Vertiv Holdings Co. , Class A ............................................... 21,960 1,054,739
Watts Water Technologies, Inc. , Class A ....................................... 3,120 650,021
WNS Holdings Ltd. , ADR (a) .............................................. 10,736 678,515
Zurn Elkay Water Solutions Corp. ........................................... 20,800 611,728
16,331,278
Information Technology (24.8%):
Advanced Energy Industries, Inc. ........................................... 3,870 421,520
Altair Engineering, Inc. , Class A (a) .......................................... 13,480 1,134,342
Appfolio, Inc. , Class A (a) ................................................. 2,680 464,283
Axcelis Technologies, Inc. (a) .............................................. 2,170 281,427
Badger Meter, Inc. ...................................................... 6,690 1,032,735
Box, Inc. , Class A (a) .................................................... 25,720 658,689
Braze, Inc. , Class A (a) ................................................... 14,050 746,477
Confluent, Inc. , Class A (a) ................................................ 18,440 431,496
CyberArk Software Ltd. (a) ................................................ 7,000 1,533,350
Fabrinet (a) ............................................................ 3,400 647,122
Five9, Inc. (a) .......................................................... 9,820 772,736
Gitlab, Inc. , Class A (a) ................................................... 9,530 600,009
Globant SA (a) ......................................................... 2,330 554,493
MACOM Technology Solutions Holdings, Inc. (a) ................................ 19,850 1,845,058
PagerDuty, Inc. (a) ...................................................... 10,530 243,770
Procore Technologies, Inc. (a) .............................................. 10,690 739,962
Q2 Holdings, Inc. (a) ..................................................... 17,830 774,000
Rambus, Inc. (a) ........................................................ 5,240 357,630
Semtech Corp. (a) ....................................................... 49,890 1,093,090
SiTime Corp. (a) ........................................................ 3,380 412,630
Sprout Social, Inc. , Class A (a) .............................................. 31,350 1,926,144
Super Micro Computer, Inc. (a) ............................................. 1,890 537,251
Varonis Systems, Inc. (a) .................................................. 27,710 1,254,709
18,462,923

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series
11
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Materials (1.5%):
Avient Corp. .......................................................... 10,760 $ 447,293
Livent Corp. (a) ........................................................ 13,510 242,910
Summit Materials, Inc. , Class A (a) .......................................... 11,310 434,983
1,125,186
Total Common Stocks (Cost $62,541,591) 72,664,631
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (c) ........ 115,769 115,769
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (c) ............ 115,769 115,769
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 115,769 115,769
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (c) . 115,769 115,769
Total Collateral for Securities Loaned (Cost $463,076) 463,076
Total Investments (Cost $63,004,667) — 98.4% 73,127,707
Other assets in excess of liabilities — 1.6% 1,215,793
NET ASSETS - 100.00% $ 74,343,500
At December 31, 2023, the Fund's investments in foreign securities were 5.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2023.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
December 31, 2023
12
See notes to financial statements.
Victory Variable Insurance Funds
Victory RS Small
Cap Growth
Equity VIP Series
Assets:
Investments,
at value (Cost $63,004,667) $ 73,127,707(a)
Cash 1,814,411
Receivables:
Interest and dividends 18,382
Capital shares issued 5,987
Investments sold 55,519
From Adviser 11,170
Prepaid expenses 112
Total Assets 75,033,288
Liabilities:
Payables:
Collateral received on loaned securities 463,076
Investments purchased 50,307
Capital shares redeemed 92,964
Accrued expenses and other payables:
Investment advisory fees 45,510
Administration fees 4,206
Custodian fees 992
Transfer agent fees 120
Sub-Transfer agent fees 17,864
Compliance fees 53
Trustees' fees 128
Other accrued expenses 14,568
Total Liabilities 689,788
Commitments and contingencies (Note 4 )
Net Assets:
Capital 87,862,452
Total accumulated earnings/(loss) (13,518,952)
Net Assets $ 74,343,500
Shares (unlimited shares authorized with a par value of $0.001 per share):
7,779,498
Net asset value: $ 9.56
(a) Includes $439,512 of securities on loan.

Statement of Operations
For the Year Ended December 31, 2023
13
See notes to financial statements.
Victory Variable Insurance Funds
Victory RS Small
Cap Growth Equity
VIP Series
Investment Income:
Dividends $ 188,396
Interest 48,435
Securities lending (net of fees) 23,037
Total Income 259,868
Expenses:
Investment advisory fees 530,279
Administration fees 39,124
Sub-Administration fees 17,000
Custodian fees 6,522
Transfer agent fees 433
Sub-Transfer agent fees 70,918
Trustees' fees 6,651
Compliance fees 654
Legal and audit fees 15,355
Interfund lending 517
Other expenses 5,831
Total Expenses 693,284
Expenses waived/reimbursed by Adviser (70,489)
Net Expenses 622,795
Net Investment Income (Loss) (362,927)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 2,482,890
Net change in unrealized appreciation/depreciation on investment securities 11,280,602
Net realized/unrealized gains (losses) on investments 13,763,492
Change in net assets resulting from operations $ 13,400,565

14
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Small Cap Growth
Equity VIP Series
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (362,927) $ (444,371)
Net realized gains (losses) 2,482,890 (25,183,280)
Net change in unrealized appreciation/depreciation 11,280,602 (15,263,446)
Change in net assets resulting from operations 13,400,565 (40,891,097)
Change in net assets resulting from distributions to shareholders — (18,459,749)
Change in net assets resulting from capital transactions (9,947,953) 17,007,983
Change in net assets 3,452,612 (42,342,863)
Net Assets:
Beginning of period 70,890,888 113,233,751
End of period $ 74,343,500 $ 70,890,888
Capital Transactions:
Proceeds from shares issued $ 7,145,056 $ 15,690,897
Distributions reinvested — 18,459,749
Cost of shares redeemed (17,093,009) (17,142,663)
Change in net assets resulting from capital transactions $ (9,947,953) $ 17,007,983
Share Transactions:
Issued 820,472 1,349,114
Reinvested — 2,221,390
Redeemed (1,964,877) (1,557,497)
Change in Shares (1,144,405) 2,013,007

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
15
See notes to financial statements.
Victory RS Small Cap Growth Equity VIP Series
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $7.94 $16.38 $19.91 $16.76 $15.29
Investment Activities:
Net investment income (loss)(a) (0.04) (0.06) (0.15) (0.12) (0.10)
Net realized and unrealized gains (losses) 1.66 (5.78) (1.99) 6.45 5.95
Total from Investment Activities 1.62 (5.84) (2.14) 6.33 5.85
Distributions to Shareholders from:
Net realized gains — (2.60) (1.39) (3.18) (4.38)
Total Distributions — (2.60) (1.39) (3.18) (4.38)
Net Asset Value, End of Period $9.56 $7.94 $16.38 $19.91 $16.76
Total Return(b)(c) 20.40% (36.36)% (10.43)% 38.06% 38.78%
Ratios to Average Net Assets:
Net Expenses(d) 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss) (0.51)% (0.54)% (0.75)% (0.69)% (0.54)%
Gross Expenses(d) 0.98% 1.00% 0.99% 1.01% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $74,344 $70,891 $113,234 $142,620 $105,112
Portfolio Turnover 151% 151%(e) 92% 74% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects an increase in trading activity due to asset allocation shifts.

Notes to Financial Statements
December 31, 2023
Victory Variable Insurance Funds
16
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory RS Small Cap Growth Equity VIP Series (the “Fund”), a series of the Trust.
The Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The
Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustee (the "Board"), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
17
As of December 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of December 31, 2023.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
Level 1 Level 2 Level 3 Total
Victory RS Small Cap Growth Equity VIP Series
Common Stocks ............................ $ 72,664,631 $ — $ — $ 72,664,631
Collateral for Securities Loaned ................ 463,076 — — 463,076
Total .................................... $ 73,127,707 $ — $ — $ 73,127,707
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory RS Small Cap Growth Equity VIP Series .......................... $ 439,512 $ — $ 463,076

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
18
For the year ended December 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the
Excluding U.S. Government Securities
Purchases Sales
Victory RS Small Cap Growth Equity VIP Series ............................................ $ 104,673,944 $ 115,114,872
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
19
intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended December
31, 2023, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2023, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of December 31, 2023, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement,  the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Stock Risk — The Fund is subject to small-cap company risk, which is the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records. Small-cap companies also may have
In effect until April 30, 2024
Victory RS Small Cap Growth Equity VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.88%
Expires
2024
Expires
2025
Expires
2026 Total
Victory RS Small Cap Growth Equity VIP Series .............................. $ 147,496 $ 96,013 $ 70,489 $ 313,998

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
20
limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in the securities of larger companies.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended December 31, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the year ended December 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of December 31, 2023, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
During the tax year ended December 31, 2023, the Fund did not pay distributions.
Borrower or
Lender
Amount
Outstanding at
December 31, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Victory RS Small Cap Growth Equity VIP Series ......... Borrower $ — $ 1,234,000 5.10% $ 1,234,000
Total Accumulated Earnings/(Loss) Capital
Victory RS Small Cap Growth Equity VIP Series .................................. $ 280,913 $ (280,913)

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
21
As of December 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of December 31, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended December 31, 2023, the Fund utilized $(1,593,949) of capital loss carryforwards.
As of December 31, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Year Ended December 31, 2022
Distributions
Paid From:
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Victory RS Small Cap Growth Equity VIP Series .................................................... $ 18,459,749 $ 18,459,749
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Victory RS Small Cap Growth Equity VIP Series ................................... $ (21,229,481) $ 7,710,529 $ (13,518,952)
Short-Term
Amount
Long-Term
Amount Total
Victory RS Small Cap Growth Equity VIP Series ............................... $ (21,229,481) $ — $ (21,229,481)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Victory RS Small Cap Growth Equity VIP Series .......... $ 65,417,178 $ 11,733,514 $ (4,022,985) $ 7,710,529

22
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Variable Insurance Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory RS Small
Cap Growth Equity VIP Series (the “Fund”), a series of Victory Variable Insurance Funds, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 15, 2024

Supplemental Information
December 31, 2023
Victory Variable Insurance Funds
23
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 6 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 27 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund
Complex. Each Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Bushe retired from the Board effective January 1, 2024.
*** Mr. Pettee was appointed to serve as an Independent Trustee of the Trust effective January 1, 2024.
**** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee February 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee February 2005 Retired. None.
Dennis M. Bushe,**
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee February 1998 Private Investor. Chair, Caledonia Mining Corporation
(2013-2023).
Advisory Trustee
Timothy Pettee,***
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,****
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
24
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Portfolios III.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Portfolios III.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of
Victory Portfolios, Victory Portfolios II and Victory Portfolios III.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Portfolios III.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Portfolios III.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Jay G. Baris,
(January 1954)
Assistant Secretary February 1998 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
December 31, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-539-3863. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Victory RS Small Cap Growth Equity VIP Series . $ 1,000.00 $ 1,065.80 $ 1,020.77 $ 4.58 $ 4.48 0.88%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
December 31, 2023
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2023, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 5, 2023. The Board also considered information relating to the Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October
17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Adviser.
The Board reviewed the Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared the Fund’s total operating expense ratio on a net and gross basis with a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts, to the extent applicable. The Board noted that the advisory fee arrangements for the Fund do not include breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.
The Board reviewed the Fund’s performance over one-, three-, five- and ten-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
28
(Unaudited)
The Board concluded that the Fund’s gross annual management fee was reasonable as compared to the median gross management fee charged to the funds in the Fund’s peer group. The Board noted that the Fund’s net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared to the median expense ratio for the peer group. The Board considered the Adviser’s contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund’s prospectus.
The Board then compared the Fund’s performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board discussed with management the Fund’s underperformance and expense profile, including any steps taken by the Adviser or could be taken in the future to enhance performance.
Having considered, among other things: (1) that the Fund’s management fee was within the ranges of advisory fees charged to comparable mutual funds; (2) that the Fund’s total expense ratio was reasonable; (3) the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) the performance of the Fund, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund, was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the
Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Variable Insurance Funds
29
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
30
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
31
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SCGEVIP-AR (12/23)

December 31, 2023
Annual Report
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Variable
Insurance
Funds
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary (Unaudited) 5
Investment Overview (Unaudited) 7
Investment Objective and Portfolio Holdings (Unaudited) 8
Schedule of Portfolio Investments 9
Financial Statements
Statement of Assets and Liabilities
15
Statement of Operations
16
Statements of Changes in Net Assets
17
Financial Highlights
18
Notes to Financial Statements 19
Report of Independent Registered Public Accounting Firm 26
Supplemental Information (Unaudited)
Trustee and Officer Information
27
Proxy Voting and Portfolio Holdings Information
29
Expense Example
29
Additional Federal Income Tax Information
30
Advisory Contract Renewal
31
Privacy Policy
33

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
What a difference a year can make. After enduring tumultuous markets and steep drawdowns in both equities and bonds during
2022, investors must be feeling a sense of relief. Despite the ongoing challenges and several bouts of elevated volatility, we all benefitted from an impressive rebound in both stock and bond markets during our most recent annual reporting period ending
December 31, 2023.
Looking back, it wasn’t clear sailing all year, and there were plenty of twists and turns along the way. The year got off to a quick start as equity investors enjoyed what could only be described as a relief rally. Markets rebounded in January after the excessive selling of 2022. In the United States, some of the most beaten down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
But the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This ratcheted up volatility for a little while as investors feared a wider banking crisis; however, the U.S. Federal Reserve (the “Fed”) took the necessary steps to quickly restore confidence in the banking system. It also helped that the Fed paused its rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the second quarter and into the summer, but the momentum again reversed later in the third quarter. Investors wondered if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession.
Ironically, good news on the economy had become bad news on the interest-rate outlook. We were all waiting for labor markets to moderate, which would help keep wages in check and ensure inflation would not worsen. The market began struggling with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Deep into the third quarter investors were dealing with yet another bout of turmoil as yields pushed higher and eventually peaked for the year. This was widely interpreted as a warning sign for future economic growth, and many pundits were also predicting an imminent recession.
Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. All this gave the Fed the leeway to back off—and likely end—its historic rate-hike campaign. Not surprisingly, the fourth quarter finished with a strong rally in equity markets, and with declining yields and rising bond prices. Investors cheered!
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of more than 26% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg
U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 5.53% for the year.
Although the story of 2023 had a happy ending, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s also important to resist unbridled optimism when markets rally strongly. We believe the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 or visit our website at
vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
Victory Sophus Emerging Markets VIP Series
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Emerging markets, as measured by the MSCI Emerging Markets Index (the “Index”), underperformed developed markets in
2023, returning 9.83% versus developed markets, as measured by the MSCI World Index and the S&P 500® Index, which returned 22.2% and 26.29%, respectively.
All regions ended the period in positive territory. The U.S. Federal Reserve (the “Fed”) paused its aggressive interest rate hiking campaign to bring inflation back to target. At the Federal Open Markets Committee (FOMC) meeting in December, Fed
Chairman Jerome Powell signaled a sustained pause with expectations for future interest rate cuts. As such, global markets have reflected a significant sentiment shift away from their previous positioning in anticipation of “higher-for-longer” monetary policy, recalibrating expectations to when central bankers will begin cutting rates again.
Latin America was the best performing region in the period, up 32.7%. Mexico (+40.9%), Peru (+36.6%), and Brazil (+32.7%)
were the top performers in the region. The Mexican Peso gained 2.7% vs. the U.S. dollar in the fourth quarter, accentuating what has proven to be a resilient investment boom driven by nearshoring in the North and public infrastructure investment in the South.
Mexico has been gaining market share in U.S. imports, recently surpassing China and Canada. We believe a soft-landing scenario in the United States, coupled with the ongoing nearshoring theme offers upside with potential to offset risk to an intensification of political noise and/or any large fiscal impulse ahead of the presidential election. Peru surged on easing monetary policy, a strong currency, and improving fundamentals reinforced by a package of stimulus measures aimed at boosting investments, particularly in the country’s critical mining sector. Brazilian markets continued to benefit from improving discussions concerning government revenue measures and the positive signal that the fiscal target for the following year would be preserved, all further buoyed by the current interest rate easing cycle. For Brazil, 2023 was marked by the approval of a new fiscal framework.
Eastern Europe, Middle East, and Africa (EEMEA) remained strong in 2023, up 8.3%. Hungary (+50.9%), Greece (+49.5%) and
Poland (+48.6%) were the top performers in the region. Hungary benefited from stabilized financial conditions, albeit weaker
Gross Domestic Product (“GDP”) growth, and expectations for the gradual normalization of monetary policy. Both Greece and
Poland surged on positive election results delivering victory to their respective pro-market regimes. Turkey (-5.7%), on the other hand, faced profit-taking during the period as investors weighed a big structural shift based on a credible mix of monetary and fiscal policies, against concerns around the execution of the policy mix, whether tightening will be sufficient to make Turkish assets attractive to non-residents, and (most importantly) if politics can inevitably reverse all the progress that has been achieved so far.
Asia also performed well in 2023, up 7.8%, as broader-based strength from Taiwan (+30.4%), South Korea (+23.2%), and
India (+20.7%) proved enough to offset weakness from China (-11.0%). Taiwan was one of the best performing markets overall in 2023, rallying in January on expectations of an earnings recovery, information technology sector let markets in the second quarter, supported by investor fervor around artificial intelligence “AI”, and in November thanks to a combination of positive macroeconomics, AI, and geopolitics. While Taiwan heads into presidential and parliamentary elections, many anticipate the market will remain resilient after this election overhang is removed. Korea benefited from indications of the memory chip sector’s turnaround following supply cuts by producers, leading to faster inventory digestion and price recovery, as well as from strong
AI-related demand. India remains a clear beneficiary of continued sentiment around shifting supply chains away from China amid geopolitical tensions thanks to its large domestic market, low trade dependency, relatively high monetary sovereignty, and domestic structural reforms.
China’s economy remains stuck in a rut, with a weak property market, muted consumption, low private sector capital expenditure, net negative Foreign Direct Investment (“FDI”), and low confidence. Indeed, business sentiment in China is at an all-time low due to a series of regulatory decisions taken by the Chinese government, which had been uncharacteristic of the predictable regulatory framework under which the Chinese private sector flourished over the prior 15 years. Ultimately, the key issue facing China is its high national saving rate (45% in 2021 and as a percentage of annual gross domestic savings) and inability to stimulate consumption. China has continued to avoid material stimulus measures, with Beijing’s focus remaining on incremental easing even though nominal GDP growth has been running below real GDP growth. Effectively, this forces China into a perpetual cycle of investment and exports, distorting real estate while creating global overcapacities. Despite geopolitical tensions, deteriorating
U.S.-China relations, and the diversification of supply chains away from China, trade surplus has risen, reflecting increased exports to the Global South even as FDI into China has turned negative.
The spike in global inflation in 2023 resulted from three factors: supply chain issues, geopolitics/commodity shocks, and fiscal spending which also had the unintended consequence of improving labor’s bargaining power. In aggregate, these three forces

6
Victory Sophus Emerging Markets VIP Series
Managers’ Commentary (continued)
(Unaudited)
significantly dissipated over the course of the year, a trend which many expect to continue on a global basis. The U.S. dollar weakened steadily over the fourth quarter as a result of cooling inflation in the United States, which has only increased expectations for a Fed policy pivot. We believe increased Fed easing expectations should be bearish for the U.S. dollar and therefore positive for Asia and other emerging market equities. Central banks will have more room to cut rates in these countries due to earlier and faster rate hikes early in the pandemic crisis, and in many cases less overt fiscal stimulus packages. Any recoveries in global manufacturing and/or China’s economy would also support global growth expectations, presenting further near-term U.S. dollar headwinds.
How did Victory Sophus Emerging Markets VIP Series (the “Fund”) perform during the reporting period?
The Fund returned 11.03% for the 12 months ended December 31, 2023, outperforming the Index, which returned 9.83% for the reporting period.
What strategies did you employ during the reporting period?
We employ a disciplined, bottom-up approach utilizing both quantitative and fundamental processes to invest in companies that we believe have the potential for strong and sustainable earnings growth at attractive valuations, with revisions as the catalyst. By investing in companies with these characteristics, coupled with our risk-managed approach, we seek to provide consistent excess returns over time.
Stock selection in the consumer discretionary sector was the largest contributor to relative performance overall in 2023, thanks to overweight positions in PDD Holdings Inc., ADR, a Chinese e-commerce platform operator; Hisense Home Appliances, a leading player among China’s tier-2 producers of refrigerators and air conditioners; and Alsea, one of the largest operators of quick-
service restaurants, casual-dining restaurants, and coffee shops in Latin America as well as in Europe. Relative performance also benefited from weakness in China and underweight positions in names like Meituan, Li Ning, JD.com, and Yum China, among others.
Information technology also contributed positively to relative performance, driven by positive stock selection, helped by holdings Gold Circuit Electronics, Wiwynn Corp., WUS Printed Circuit, and King Yuan Electronics Co. Ltd., among others.
Information technology overall thrived throughout the year on a combination of positive macroeconomics, expectations of an earnings recovery, investor fervor around AI, and geopolitics. We essentially took a weight-neutral approach in this sector. From a country perspective, India was the largest contributor to relative performance in the year, due to stock selection, as a result of strong performers we held like Cholamandalam Investment & Finance, Larsen & Toubro, and Manappuram Finance Ltd., among others. No exposure to the Adani Group also helped, especially in the first quarter of 2023. India benefited generally during this period from strong economic data supportive of fiscal sustainability, a multiplier effect from the country’s digital integration, and expectations of interest rate cuts.
The health care sector was the largest detractor from relative performance in 2023, driven by a combination of our moderately overweight position (in a sector that underperformed) and negative stock selection, given poor performers we held like Wuxi
Biologics Cayman, Inc., CSPC Pharmaceutical, Shandong Weigao, and China Resources Pharmaceutical. Competition issues across various segments within Korea and regulatory pricing pressures in China contributed to the sector’s poor performance. On a country basis, Saudi Arabia detracted from relative performance due to negative stock selection, driven mostly by our holdings
Saudi National Bank, Sahara International Petrochemical, and Saudi Telecom Co., while our slightly underweight position in this market also weighed negatively on relative performance, particularly throughout the fourth quarter rally.
Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

7
Victory Sophus Emerging Markets VIP Series
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower. Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity
Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.
Victory Sophus Emerging Markets VIP Series — Growth of $10,000
1
The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance in the global emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class I
INCEPTION DATE 10/17/94
Net Asset
Value
MSCI Emerging
Markets Index
1
One Year 11.03% 9.83%
Five Year 3.31% 3.68%
Ten Year 2.48% 2.66%

8
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Taiwan Semiconductor Manufacturing Co. Ltd.
8.4%
Samsung Electronics Co. Ltd.
5.9%
Tencent Holdings Ltd.
4.7%
Alibaba Group Holding Ltd.
3.4%
ICICI Bank Ltd.
, ADR 2.8%
PDD Holdings, Inc.
, ADR 2.3%
Grupo Financiero Banorte SAB de CV
, Class O 1.8%
Petroleo Brasileiro SA
, ADR 1.7%
PT Bank Mandiri Persero Tbk
1.5%
Industrial & Commercial Bank of China Ltd.
, Class H 1.5%
Information Technology
23.1%
Financials
18.8%
Consumer Discretionary
16.8%
Industrials
10.3%
Communication Services
7.8%
Materials
7.8%
Health Care
4.1%
Energy
3.8%
Consumer Staples
2.5%
Real Estate
2.5%

Schedule of Portfolio Investments
December 31, 2023
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
9
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.2%)
Brazil (8.5%):
Communication Services (0.7%):
TIM SA ............................................................. 51,600 $ 190,092
Consumer Discretionary (0.6%):
Vibra Energia SA ....................................................... 35,259 165,212
Consumer Staples (0.4%):
Sao Martinho SA ....................................................... 16,000 96,617
Energy (1.7%):
Petroleo Brasileiro SA, ADR ............................................... 26,507 423,317
Financials (1.4%):
Itau Unibanco Holding SA, ADR ............................................ 50,929 353,957
Industrials (0.8%):
Santos Brasil Participacoes SA ............................................. 58,500 112,849
SIMPAR SA .......................................................... 48,772 96,719
209,568
Information Technology (0.6%):
TOTVS SA ........................................................... 22,900 158,875
Materials (1.2%):
Vale SA .............................................................. 19,700 312,131
Real Estate (0.6%):
Multiplan Empreendimentos Imobiliarios SA ................................... 24,400 142,351
Utilities (0.5%):
CPFL Energia SA ....................................................... 14,600 115,820
2,167,940
Chile (0.4%):
Financials (0.0%):(a)
Banco de Credito e Inversiones SA .......................................... 1 27
Utilities (0.4%):
Enel Chile SA ......................................................... 1,416,252 91,781
91,808
China (23.1%):
Communication Services (5.9%):
NetEase, Inc. .......................................................... 17,400 313,936
Tencent Holdings Ltd. ................................................... 31,430 1,186,681
1,500,617
Consumer Discretionary (7.9%):
Alibaba Group Holding Ltd. ............................................... 91,148 878,021
BYD Co. Ltd. ......................................................... 10,000 275,857
Fuyao Glass Industry Group Co. Ltd., Class A .................................. 23,800 125,453
H World Group Ltd., ADR ................................................ 6,544 218,831
MINISO Group Holding Ltd., ADR .......................................... 7,641 155,876
New Oriental Education & Technology Group, Inc., ADR(b) ........................ 3,526 258,385
Yadea Group Holdings Ltd.(c) .............................................. 60,000 105,687
2,018,110
Consumer Staples (0.5%):
Tsingtao Brewery Co. Ltd., Class H .......................................... 20,000 134,391

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
10
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Energy (0.7%):
PetroChina Co. Ltd., Class H .............................................. 268,000 $ 177,099
Financials (2.2%):
Industrial & Commercial Bank of China Ltd., Class H ............................. 803,000 391,352
PICC Property & Casualty Co. Ltd., Class H ................................... 150,000 178,509
569,861
Health Care (1.2%):
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A ....................... 3,500 143,527
WuXi AppTec Co. Ltd., Class A ............................................ 14,400 147,788
Wuxi Biologics Cayman, Inc.(b) ............................................ – —
291,315
Industrials (2.2%):
China Railway Group Ltd., Class H .......................................... 381,000 169,891
Contemporary Amperex Technology Co. Ltd., Class A ............................ 5,200 119,716
Weichai Power Co. Ltd., Class H ............................................ 79,000 131,986
ZTO Express Cayman, Inc., ADR ........................................... 6,708 142,746
564,339
Information Technology (1.0%):
Chinasoft International Ltd. ............................................... 118,000 90,578
Luxshare Precision Industry Co. Ltd., Class A .................................. 31,600 153,459
244,037
Materials (1.5%):
Shandong Nanshan Aluminum Co. Ltd., Class A ................................. 316,600 131,200
Western Mining Co. Ltd., Class A ........................................... 125,300 251,923
383,123
5,882,892
Greece (2.3%):
Energy (0.5%):
Motor Oil Hellas Corinth Refineries SA ....................................... 4,891 128,403
Financials (1.2%):
National Bank of Greece SA(b) ............................................. 41,649 289,327
Industrials (0.6%):
Mytilineos SA ......................................................... 3,909 158,356
576,086
Hong Kong (0.7%):
Consumer Discretionary (0.3%):
Man Wah Holdings Ltd. .................................................. 117,600 80,658
Real Estate (0.4%):
China Resources Land Ltd. ................................................ 28,000 100,469
181,127
Hungary (0.8%):
Financials (0.8%):
OTP Bank Nyrt ........................................................ 4,645 212,021
India (13.7%):
Consumer Discretionary (1.9%):
Mahindra & Mahindra Ltd. ................................................ 12,495 259,519
Tata Motors Ltd. ....................................................... 23,250 217,834
477,353
Financials (4.7%):
ICICI Bank Ltd., ADR ................................................... 30,428 725,403
LIC Housing Finance Ltd. ................................................. 30,673 197,440

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
11
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Manappuram Finance Ltd. ................................................ 135,511 $ 279,841
1,202,684
Health Care (0.7%):
Dr. Reddy's Laboratories Ltd. .............................................. 2,365 164,846
Industrials (2.2%):
Ashok Leyland Ltd. ..................................................... 92,686 202,084
Larsen & Toubro Ltd. .................................................... 8,537 361,546
563,630
Information Technology (1.0%):
Cyient Ltd. ........................................................... 3,341 92,016
HCL Technologies Ltd. ................................................... 9,784 172,197
264,213
Materials (2.4%):
JK Paper Ltd. .......................................................... 23,508 114,853
Tata Steel Ltd. ......................................................... 154,652 259,234
UltraTech Cement Ltd. ................................................... 1,904 240,207
614,294
Utilities (0.8%):
Power Grid Corp. of India Ltd. ............................................. 69,527 198,049
3,485,069
Indonesia (1.5%):
Financials (1.5%):
PT Bank Mandiri Persero Tbk .............................................. 1,003,600 394,303
Ireland (2.3%):
Consumer Discretionary (2.3%):
PDD Holdings, Inc., ADR(b) ............................................... 4,058 593,726
Luxembourg (1.1%):
Materials (1.1%):
Ternium SA, ADR ...................................................... 6,433 273,210
Mexico (3.9%):
Consumer Staples (1.6%):
Fomento Economico Mexicano SAB de CV, ADR ............................... 1,569 204,519
Gruma SAB de CV, Class B ............................................... 5,832 106,878
Kimberly-Clark de Mexico SAB de CV, Class A ................................. 45,500 102,293
413,690
Financials (1.8%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 44,403 446,593
Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 31,267 124,180
984,463
Panama (0.6%):
Industrials (0.6%):
Copa Holdings SA, Class A ............................................... 1,365 145,113
Qatar (0.7%):
Industrials (0.7%):
Industries Qatar QSC .................................................... 47,176 166,921
Russian Federation (0.0%):(a)
Energy (0.0%):(a)
Gazprom PJSC(b)(d)(e) .................................................. 117,150 3,150

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
12
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Rosneft Oil Co. PJSC, GDR(b)(d)(e) ......................................... 48,095 $ 2,254
5,404
Financials (0.0%):
Sberbank of Russia PJSC, ADR(b)(d)(e) ...................................... 31,735 —
5,404
Saudi Arabia (2.7%):
Communication Services (0.8%):
Saudi Telecom Co. ...................................................... 19,594 211,512
Financials (0.6%):
Alinma Bank .......................................................... 15,200 156,967
Information Technology (0.6%):
Arabian Internet & Communications Services Co. ................................ 1,798 165,903
Materials (0.7%):
SABIC Agri-Nutrients Co. ................................................ 4,525 166,677
701,059
South Africa (0.8%):
Consumer Discretionary (0.1%):
The Foschini Group Ltd. .................................................. 2,030 12,408
Financials (0.7%):
Nedbank Group Ltd. ..................................................... 15,149 178,901
191,309
South Korea (15.6%):
Communication Services (0.4%):
JYP Entertainment Corp. ................................................. 1,320 103,392
Consumer Discretionary (1.9%):
Hyundai Mobis Co. Ltd. .................................................. 1,136 208,162
Kia Corp. ............................................................ 3,619 279,913
488,075
Financials (2.4%):
DB Insurance Co. Ltd. ................................................... 3,613 234,026
KakaoBank Corp. ....................................................... 8,909 196,204
Samsung Securities Co. Ltd. ............................................... 6,208 184,966
615,196
Health Care (1.1%):
Classys, Inc. .......................................................... 2,503 73,039
Samsung Biologics Co. Ltd.(b)(c) ........................................... 333 195,928
268,967
Industrials (2.0%):
Doosan Bobcat, Inc. ..................................................... 2,737 106,632
HD Hyundai Electric Co. Ltd. .............................................. 2,096 133,232
Hyundai Rotem Co. Ltd.(b) ................................................ 5,545 114,145
Samsung Engineering Co. Ltd.(b) ........................................... 7,377 165,280
519,289
Information Technology (6.9%):
HAESUNG DS Co. Ltd. .................................................. 2,182 93,176
Innox Advanced Materials Co. Ltd. .......................................... 6,666 164,736
Samsung Electronics Co. Ltd. .............................................. 24,874 1,510,008
1,767,920

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
13
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Materials (0.9%):
LG Chem Ltd. ......................................................... 586 $ 225,424
3,988,263
Taiwan (14.9%):
Consumer Discretionary (1.0%):
Makalot Industrial Co. Ltd. ................................................ 12,000 138,423
Poya International Co. Ltd. ................................................ 6,070 109,087
247,510
Health Care (0.1%):
Universal Vision Biotechnology Co. Ltd. ...................................... 3,284 29,620
Industrials (0.8%):
Fortune Electric Co. Ltd. ................................................. 20,000 212,600
Information Technology (13.0%):
Elite Material Co. Ltd. ................................................... 9,000 111,782
Gold Circuit Electronics Ltd. ............................................... 31,600 223,924
King Yuan Electronics Co. Ltd. ............................................. 56,000 154,596
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 111,259 2,133,390
Unimicron Technology Corp. .............................................. 44,000 251,439
United Microelectronics Corp. ............................................. 152,000 259,028
Wiwynn Corp. ......................................................... 3,000 177,663
3,311,822
3,801,552
Thailand (1.6%):
Energy (0.9%):
PTT Exploration & Production PCL-NVDR .................................... 52,100 226,997
Health Care (0.7%):
Bangkok Dusit Medical Services PCL-NVDR .................................. 224,400 182,277
409,274
Turkey (1.0%):
Financials (0.6%):
Yapi ve Kredi Bankasi AS ................................................. 255,849 169,398
Industrials (0.4%):
Pegasus Hava Tasimaciligi AS(b) ........................................... 4,269 94,128
263,526
United Arab Emirates (1.9%):
Financials (0.9%):
Emirates NBD Bank PJSC ................................................ 45,402 213,811
Real Estate (1.0%):
Emaar Properties PJSC ................................................... 122,310 263,775
477,586
United Kingdom (0.3%):
Health Care (0.3%):
Hikma Pharmaceuticals PLC ............................................... 3,485 79,398

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series
14
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 464,042
Rosneft Oil Co. PJSC, GDR ....................................
3/6/2020
298,050
Sberbank of Russia PJSC, ADR ..................................
11/11/2020
416,883
Security Description Shares Value
United States (0.8%):
Consumer Discretionary (0.8%):
Samsonite International SA(b)(c) ............................................ 61,200 $ 201,920
Total Common Stocks (Cost $21,784,942) 25,273,970
Total Investments (Cost $21,784,942) — 99.2% 25,273,970
Other assets in excess of liabilities — 0.8% 213,668
NET ASSETS - 100.00% $ 25,487,638
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c)
Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was $503,535 and amounted to 2.0% of net assets.
(d)
Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December
31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e)
The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31,
2023.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statement of Assets and Liabilities
December 31, 2023
15
See notes to financial statements.
Victory Variable Insurance Funds
Victory Sophus
Emerging Markets
VIP Series
Assets:
Investments,
at value (Cost $21,784,942) $ 25,273,970
Foreign currency, at value (Cost $81,122) 81,133
Cash 328,809
Receivables:
Interest and dividends 130,701
Capital shares issued 3,864
Investments sold 50,604
From Adviser 22,100
Reclaims 512
Prepaid expenses 43
Total Assets 25,891,736
Liabilities:
Payables:
Investments purchased 83,641
Capital shares redeemed 38,209
Accrued foreign capital gains taxes 204,219
Accrued expenses and other payables:
Investment advisory fees 21,212
Administration fees 1,441
Custodian fees 12,488
Transfer agent fees 80
Sub-Transfer agent fees 7,742
Compliance fees 19
Trustees' fees 127
Other accrued expenses 34,920
Total Liabilities 404,098
Commitments and contingencies (Note 4 )
Net Assets:
Capital 25,101,484
Total accumulated earnings/(loss) 386,154
Net Assets $ 25,487,638
Shares (unlimited shares authorized with a par value of $0.001 per share):
2,412,242
Net asset value: $ 10.57

Statement of Operations
For the Year Ended December 31, 2023
16
See notes to financial statements.
Victory Variable Insurance Funds
Victory Sophus
Emerging Markets
VIP Series
Investment Income:
Dividends $ 751,718
Non-cash dividends 56,848
Interest 7,645
Securities lending (net of fees) 213
Foreign tax withholding (82,371)
Total Income 734,053
Expenses:
Investment advisory fees 263,244
Administration fees 14,566
Sub-Administration fees 17,000
Custodian fees 66,695
Transfer agent fees 298
Sub-Transfer agent fees 31,430
Trustees' fees 3,634
Compliance fees 241
Legal and audit fees 33,729
Other expenses 32,271
Total Expenses 463,108
Expenses waived/reimbursed by Adviser (107,749)
Net Expenses 355,359
Net Investment Income (Loss) 378,694
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (1,040,542)
Foreign taxes on realized gains (59,891)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 3,614,512
Net change in accrued foreign taxes on unrealized gains (177,821)
Net realized/unrealized gains (losses) on investments 2,336,258
Change in net assets resulting from operations $ 2,714,952

17
Victory Variable Insurance Funds
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sophus Emerging
Markets VIP Series
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 378,694 $ 631,073
Net realized gains (losses) (1,100,433) (1,907,179)
Net change in unrealized appreciation/depreciation 3,436,691 (6,947,762)
Change in net assets resulting from operations 2,714,952 (8,223,868)
Change in net assets resulting from distributions to shareholders (819,245) (6,300,829)
Change in net assets resulting from capital transactions (2,578,153) 2,680,527
Change in net assets (682,446) (11,844,170)
Net Assets:
Beginning of period 26,170,084 38,014,254
End of period $ 25,487,638 $ 26,170,084
Capital Transactions:
Proceeds from shares issued $ 606,514 $ 825,133
Distributions reinvested 819,245 6,300,829
Cost of shares redeemed (4,003,912) (4,445,435)
Change in net assets resulting from capital transactions $ (2,578,153) $ 2,680,527
Share Transactions:
Issued 58,182 62,810
Reinvested 78,849 623,161
Redeemed (384,441) (328,009)
Change in Shares (247,410) 357,962

Victory Variable Insurance Funds
Financial Highlights
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Sophus Emerging Markets VIP Series
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.84 $16.52 $17.76 $15.73 $13.59
Investment Activities:
Net investment income (loss)(a) 0.15 0.29 0.13 0.07 0.29
Net realized and unrealized gains (losses) 0.93 (3.95) (0.91) 2.42 2.85
Total from Investment Activities 1.08 (3.66) (0.78) 2.49 3.14
Distributions to Shareholders from:
Net investment income (0.35) (0.09) (0.16) (0.32) (0.16)
Net realized gains — (2.93) (0.30) (0.14) (0.84)
Total Distributions (0.35) (3.02) (0.46) (0.46) (1.00)
Net Asset Value, End of Period $10.57 $9.84 $16.52 $17.76 $15.73
Total Return(b)(c) 11.03% (22.46)% (4.42)% 16.02% 23.28%
Ratios to Average Net Assets:
Net Expenses(d) 1.35% 1.35% 1.35% 1.35% 1.35%
Net Investment Income (Loss) 1.44% 2.07% 0.68% 0.49% 1.93%
Gross Expenses(d) 1.76% 1.62% 1.53% 1.48% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $25,488 $26,170 $38,014 $45,020 $44,571
Portfolio Turnover 65% 53% 85% 96% 91%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.'s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(d) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
December 31, 2023
Victory Variable Insurance Funds
19
1. Organization:
Victory Variable Insurance Funds (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of six funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of Victory Sophus Emerging Markets VIP Series (the “Fund”), a series of the Trust. The
Fund offers a single class of shares: Class I. The Fund’s shares are only available for purchase by certain separate accounts of insurance companies as investments for certain variable annuity plans and variable life insurance contracts issued by those insurance companies. The
Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital
Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustee (the "Board"), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
20
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments:
As of December 31, 2023, there were no transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of December
31, 2023, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand
Level 1 Level 2 Level 3 Total
Victory Sophus Emerging Markets VIP Series
Common Stocks ............................ $ 4,275,027 $ 20,993,539 $ 5,404 $ 25,273,970
Total .................................... $ 4,275,027 $ 20,993,539 $ 5,404 $ 25,273,970

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
21
and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of December 31, 2023, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the year ended December 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 1.00% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended December 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government Securities
Purchases Sales
Victory Sophus Emerging Markets VIP Series .............................................. $ 16,903,234 $ 20,081,985

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
22
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Portfolios and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as
Sub-Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Portfolios, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended December
31, 2023, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2023, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least April 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of December 31, 2023, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement,  the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In effect until April 30, 2024
Victory Sophus Emerging Markets VIP Series . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.35%

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
23
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller-market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other
Expires
2024
Expires
2025
Expires
2026 Total
Victory Sophus Emerging Markets VIP Series ................................ $ 78,687 $ 81,408 $ 107,749 $ 267,844

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
24
fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended December 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of December 31, 2023, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
As of December 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of December 31, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of December 31, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
Year Ended December 31, 2023
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Victory Sophus Emerging Markets VIP Series ...................................................... $ 819,245 $ 819,245
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
Victory Sophus Emerging Markets VIP Series ......................................... $ 3,022,253 $ 3,278,576 $ 6,300,829
Undistributed
Ordinary
Income
Accumulated
Earnings
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Victory Sophus Emerging Markets VIP Series ........... $ 691,056 $ 691,056 $ (3,307,795) $ 3,002,893 $ 386,154
Short-Term
Amount
Long-Term
Amount Total
Victory Sophus Emerging Markets VIP Series ................................. $ (2,734,889) $ (572,906) $ (3,307,795)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Victory Sophus Emerging Markets VIP Series ............ $ 22,042,341 $ 6,003,735 $ (2,772,106) $ 3,231,629

Notes to Financial Statements — continued
December 31, 2023
Victory Variable Insurance Funds
25
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

26
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Variable Insurance Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory Sophus
Emerging Markets VIP Series (the “Fund”), a series of Victory Variable Insurance Funds, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 15, 2024

Supplemental Information
December 31, 2023
Victory Variable Insurance Funds
27
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 6 portfolios in the Trust, 37 portfolios in Victory Portfolios, and 27 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund
Complex. Each Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Bushe retired from the Board effective January 1, 2024.
*** Mr. Pettee was appointed to serve as an Independent Trustee of the Trust effective January 1, 2024.
**** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee February 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee February 2005 Retired. None.
Dennis M. Bushe,**
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee February 1998 Private Investor. Chair, Caledonia Mining Corporation
(2013-2023).
Advisory Trustee
Timothy Pettee,***
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,****
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
28
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios, Victory
Portfolios II and Victory Portfolios III.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios, Victory Portfolios II
and Victory Portfolios III.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of
Victory Portfolios, Victory Portfolios II and Victory Portfolios III.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios, Victory Portfolios II and Victory Portfolios III.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also
serves as Chief Compliance Officer for Victory Portfolios, Victory
Portfolios II and Victory Portfolios III.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios, Victory Portfolios II and Victory
Portfolios III.
Jay G. Baris,
(January 1954)
Assistant Secretary February 1998 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
December 31, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Fund’s Statement of Additional Information on our website or upon request by calling 800-539-3863. The Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Victory Sophus Emerging Markets VIP Series ... $ 1,000.00 $ 1,025.90 $ 1,018.40 $ 6.89 $ 6.87 1.35%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
December 31, 2023
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2023, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on December 31, 2023, were $0.36 and $0.06, respectively.

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 5, 2023. The Board also considered information relating to the Fund and the Agreement provided throughout the year and, more specifically, at the meetings on October
17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Fund as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Adviser.
The Board also considered a memorandum that it requested the Adviser to prepare that addressed the Fund’s total net expense ratio that ranked within the fourth quartile (most expensive) in relation to its peers as evaluated by a consultant. The Adviser reviewed additional relevant circumstances, which included, among other things, the Fund’s performance, and small or decreasing assets.
The Board reviewed the Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to the Fund and with respect to all the funds as a whole. The Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared the Fund’s total operating expense ratio on a net and gross basis with a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of the Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. The Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts, to the extent applicable. The Board noted that the advisory fee arrangements for the Fund do not include breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Fund by the Adviser and its affiliates, including the Adviser’s oversight of the Fund’s day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
32
(Unaudited)
The Board reviewed the Fund’s performance over one-, three-, five- and ten-year periods against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
The Board concluded that the Fund’s gross annual management fee was reasonable as compared to the median gross management fee charged to the funds in the Fund’s peer group. The Board noted that the Fund’s net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared to the median expense ratio for the peer group. The Board considered the Adviser’s contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund’s prospectus.
The Board then compared the Fund’s performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for the one- and ten-year periods, and underperformed both the benchmark index and the peer group median for the three- and five-year periods.
Having considered, among other things: (1) that the Fund’s management fee was within the ranges of advisory fees charged to comparable mutual funds; (2) that the Fund’s total expense ratio was reasonable; (3) the Adviser’s willingness to limit the expenses for a period of time would provide stability to the Fund’s expenses during that period; and (4) the performance of the Fund, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support the Fund; (ii)
it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Fund; and (iii) the Agreement, on
behalf of the Fund, was consistent with the best interests of the Fund and its shareholders. Accordingly, the Board unanimously approved the
Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Variable Insurance Funds

(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
34
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Variable Insurance Funds
35
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VVIF-RS-SEMVIP-AR (12/23)

Item 1.  Reports to Stockholders.

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.  Audit Committee Financial Experts.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2) The audit committee financial expert is E. Lee Beard, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

	2023	2022
(a) Audit Fees (1)	$ 82,200	$ 80,950
(b) Audit-Related Fees (2)	0	0
(c) Tax Fees (3)	24,550	24,200
(d) All Other Fees (4)	0	0

(1)   Audit fees include amounts related to the audit of the Registrant’s annual financial statements, security counts and services normally provided by the accountant in connection with statutory and regulatory filings. Audit fees billed were for professional services provided by Cohen & Company, Ltd. for audit compliance, audit advice and audit planning.
(2)   Represents the fee for assurance and related services by Cohen & Company, Ltd. reasonably related to the performance of the audit of the Registrant’s financial statements that was not reported under (a) of this item.
(3)   Represents the aggregate tax fee billed for professional services rendered by Cohen & Company, Ltd. for tax compliance, tax advice, international tax fee transactions and tax planning. Such tax services included the review of income and excise tax returns for the Registrant.
(4)   For fiscal years ended December 31, 2023 and December 31, 2022, there were no fees billed for professional services rendered by Cohen & Company, Ltd. to the Registrant, other than the services reported in (a) through (c) of this item.

Tax fees for 2023 and 2022 are for recurring tax fees for the preparation of the federal and state tax returns and procedures performed relating to the Registrant’s analysis of complex securities.

(e)(1) The Registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged for these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c)(7)(i)(C)

(f) Not applicable.

(g)
2023	$ 24,550
2022	$ 24,200

(h) The Registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the registrant’s investment adviser (and the adviser’s relevant affiliates), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)       Not applicable.
(b)       Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))
that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)
Not applicable.
(a)(2)
Not applicable.
(a)(3) Not applicable.
(a)(4) Not applicable.
(b)      Not applicable.

Item 13. Exhibits.

(a)(1)
The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)
Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Victory Variable Insurance Funds

By (Signature and Title)*   /s/ Allan Shaer
                                            Allan Shaer, Treasurer and Principal Financial Officer
Date_February 23, 2024________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James K. De Vries
                                                James K. De Vries, President and Principal Executive Officer
Date_February 23, 2024_________________

By (Signature and Title)*   /s/ Allan Shaer
                                                Allan Shaer, Treasurer and Principal Financial Officer
Date_February 23, 2024_________________